                              NYLIAC ANNUAL REPORT
                            VARIABLE UNIVERSAL LIFE
                          VARIABLE UNIVERSAL LIFE 2000
                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                     SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                        VARIABLE UNIVERSAL LIFE PROVIDER

                               DECEMBER 31, 2003

                               TABLE OF CONTENTS

President's Letter..........................................       3
Performance Summaries and Tables of Policy Values...........       5
NYLIAC Variable Universal Life Separate Account - I
  Statement of Assets and Liabilities.......................      26
  Statement of Operations...................................      36
  Statement of Changes in Net Assets........................      40
  Notes to Financial Statements.............................      46
  Reports of Independent Auditors...........................      92
The Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................     M-1
  Definitions of Indices....................................     M-2
  Portfolio Managers' Comments..............................     M-5
  Directors and Officers....................................    M-66
  Bond--Initial Class.......................................    M-70
  Capital Appreciation--Initial Class.......................    M-76
  Cash Management...........................................    M-81
  Convertible--Initial Class................................    M-86
  Equity Income--Initial Class..............................    M-94
  Government--Initial Class.................................    M-98
  Growth Equity--Initial Class..............................   M-103
  High Yield Corporate Bond--Initial Class..................   M-108
  Indexed Equity--Initial Class.............................   M-122
  International Equity--Initial Class.......................   M-132
  Mid Cap Core--Initial Class...............................   M-138
  Mid Cap Growth--Initial Class.............................   M-146
  Small Cap Growth--Initial Class...........................   M-151
  Total Return--Initial Class...............................   M-156
  Value--Initial Class......................................   M-166
  American Century Income & Growth--Initial Class...........   M-170
  Dreyfus Large Company Value--Initial Class................   M-176
  Eagle Asset Management Growth Equity--Initial Class.......   M-180
  Lord Abbett Developing Growth--Initial Class*.............   M-184
  Notes to Financial Statements.............................   M-189
  Report of Independent Auditors............................   M-208

* The MainStay VP Lord Abbett Developing Growth--Initial Class is not available under the VUL, VUL 2000, VUL Provider, SVUL and
  SPVUL policies.
The Annual Reports for the Portfolios listed below follow:
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
T. Rowe Price Equity Income Portfolio
Van Kampen UIF Emerging Markets Equity--Class I

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                                        2

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present the Annual Report for the Variable Universal Life (VUL) family of policies for the period ended December 31, 2003.

The year 2003 brought its share of turmoil and uncertainty, from terrorism and military conflicts to rising energy prices and the falling value of the U.S. dollar in world markets. Of course, there were encouraging signs too, with the equity markets turning positive for the first time since 1999. The Dow Jones Industrial Average (DJIA)(1), the NASDAQ Composite(2), and S&P(R) 500 Index(3) all finished the year with double-digit increases. And the Gross Domestic Product (GDP)(4) was up strongly at year-end.

Regardless of the challenges we face ahead, I want you to know that New York Life Insurance and Annuity Corporation (NYLIAC) and its parent company, New York Life Insurance Company, will be there to help you navigate through these uncertain times. Since we opened our doors for business in 1845, our values of financial strength, integrity and humanity have enabled us to grow and meet our obligations through history's ups and downs. Our commitment to your financial security has always been our top priority--and you can be certain it will remain so.

NYLIAC's variable life policies were designed to help you with your long-term financial goals. They offer a variety of investment divisions(5) and features to assist you in developing a diverse and disciplined investment strategy to help you meet your objectives.

Please take an opportunity to review this Annual Report. It provides performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the investment divisions in your policy, and is an excellent source of information on the investment allocations you have chosen.

We sincerely value the trust you have placed in NYLIAC and New York Life. Rest assured, you can count on us to be there when you need us--just as generations of Americans have been doing for more than a century and a half.

Sincerely,

/s/ FREDERICK J. SIEVERT
Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

January 2004

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms. An investment cannot be made directly into an index.
(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and include over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index
(3) S&P 500(R)--"Standard & Poor's 500 Composite Price Index(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies,
     Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(4) Gross Domestic Product (GDP) is the monetary value of all goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments and exports minus imports.
(5)  The investment divisions offered through the NYLIAC VUL, VUL
     2000, SVUL, SPVUL and VUL Provider are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

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                                       4

NYLIAC VARIABLE UNIVERSAL LIFE AND
SURVIVORSHIP VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY(1) FOR SERIES 1(2):
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING DECEMBER 31, 2003(3)

                                                     INVESTMENT                                                   SINCE
                                                      DIVISION     YEAR                                         INVESTMENT
                                                     INCEPTION      TO        1        3        5        10      DIVISION
INVESTMENT DIVISIONS(4)                               DATE(5)      DATE      YEAR    YEARS    YEARS    YEARS    INCEPTION
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class      05/25/00     27.80%    27.80%   (2.46)%    N/A      N/A      (3.73)%
 Bond--Initial Class                                  06/16/94      3.79      3.79     6.98     5.48%     N/A       6.51
 Capital Appreciation--Initial Class                  12/23/93     26.11     26.11   (12.92)   (6.12)    6.36%      6.58
 Cash Management(6)--Current yield as of December
   31, 2003 is -0.104057%                             12/06/93     (0.04)    (0.04)    1.23     2.61     3.43       3.42
 Convertible--Initial Class                           10/15/96     21.38     21.38     2.54     7.47      N/A       8.13
 Dreyfus Large Company Value--Initial Class           06/15/00     27.06     27.06    (2.64)     N/A      N/A      (1.26)
 Eagle Asset Management Growth Equity--Initial
   Class                                              05/23/00     27.16     27.16    (9.10)     N/A      N/A      (9.58)
 Equity Income--Initial Class                         07/02/01     28.07     28.07      N/A      N/A      N/A       2.80
 Government--Initial Class                            12/16/93      1.17      1.17     5.33     4.91     5.55       5.53
 Growth Equity--Initial Class                         06/07/94     25.49     25.49    (8.06)   (0.76)     N/A       9.81
 High Yield Corporate Bond--Initial Class             05/01/95     35.42     35.42    12.65     8.41      N/A       9.42
 Indexed Equity--Initial Class                        01/03/94     27.30     27.30    (4.97)   (1.52)     N/A      10.55
 International Equity--Initial Class                  05/01/95     29.09     29.09     1.51     1.60      N/A       5.68
 Mid Cap Core--Initial Class                          07/02/01     34.55     34.55      N/A      N/A      N/A       3.56
 Mid Cap Growth--Initial Class                        07/02/01     43.77     43.77      N/A      N/A      N/A      (2.85)
 Small Cap Growth--Initial Class                      07/02/01     40.70     40.70      N/A      N/A      N/A      (0.87)
 Total Return--Initial Class                          12/17/93     18.84     18.84    (4.42)   (0.74)    6.76       6.92
 Value--Initial Class                                 05/01/95     26.48     26.48    (0.38)    3.67      N/A       8.18
Alger American Small Capitalization--Class O Shares   10/21/96     41.35     41.35   (10.17)   (5.68)     N/A      (1.23)
Calvert Social Balanced                               11/12/96     18.49     18.49    (1.52)    0.48      N/A       4.87
Dreyfus IP Tech. Growth Portfolio--Initial Shares     07/01/01     49.91     49.91      N/A      N/A      N/A      (4.97)
Fidelity(R) VIP Contrafund(R)--Initial Class          10/21/96     27.57     27.57     0.02     2.74      N/A       9.27
Fidelity(R) VIP Equity-Income--Initial Class          10/21/96     29.42     29.42     0.25     2.75      N/A       7.44
Janus Aspen Series Balanced--Institutional Shares     10/21/96     13.25     13.25    (0.13)    4.00      N/A      10.08
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                               10/18/96     23.13     23.13   (11.14)   (0.83)     N/A       6.10
T. Rowe Price Equity Income Portfolio                 06/12/00     24.62     24.62     2.70      N/A      N/A       5.07
Van Kampen UIF Emerging Markets Equity--Class I       10/21/96     48.63     48.63     7.68     7.93      N/A       1.33
--------------------------------------------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

(1) Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the deduction of the policy's current mortality and expense risk charge (0.60%), the administration fee (0.10%) and the total fund operating expenses. However, it does not reflect the policy fees or charges. These include the cost of insurance, surrender charges, monthly contract charges, sales expense charges, the charge per $1,000 (applicable to SVUL Policies only) and state and federal tax charges. Had these expenses been deducted, total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower. You can access the most current performance information by logging on to www.newyorklife.com.
(2)  Series 1 is a policy NYLIAC offered for sale prior to May
     10, 2002. This policy will continue to be offered in jurisdictions where Series 2 is not yet available for sale.
(3)  The values shown are unaudited.
(4) The Investment Divisions offered are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.
(5) Performance is calculated as of the initial date deposits were received in each Investment Division of the NYLIAC VUL
     Separate Account-1. For periods prior to June 5, 1998, when the Survivorship Variable Universal Life Insurance Policy became available, performance assumes that these Policies were available and that the Investment Divisions were offered under the Survivorship Variable Universal Life
     Policies, which they were not.
(6) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

This is not valid unless accompanied by the NYLIAC VUL and SVUL Policy Values pages.

NYLIAC VUL and SVUL are issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

This material is authorized for distribution to the general public only if preceded or accompanied by an effective VUL or SVUL prospectus. The prospectus contains more complete information that you should know regarding charges and expenses, as well as the objectives and risk factors of the variable universal life policy and its underlying investment options. Please read it carefully before you invest or send any money.

NYLIAC VUL POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
$250,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES

                                                                          PAST ONE YEAR                   PAST THREE YEARS
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                                    DATE(1)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class      05/25/00      $2,450           $1,472          $6,344           $5,287
 Bond--Initial Class                                  05/01/94       2,432            1,454           7,816            6,759
 Capital Appreciation--Initial Class                  11/15/93       2,606            1,628           5,575            4,518
 Cash Management(2)                                   11/15/93       2,284            1,306           6,909            5,852
 Convertible--Initial Class                           10/01/96       2,520            1,542           7,104            6,047
 Dreyfus Large Company Value--Initial Class           06/15/00       2,438            1,460           6,309            5,252
 Eagle Asset Management Growth Equity--Initial Class  05/23/00       2,417            1,439           5,681            4,624
 Equity Income--Initial Class                         07/02/01       2,489            1,511             N/A              N/A
 Government--Initial Class                            11/15/93       2,348            1,370           7,569            6,512
 Growth Equity--Initial Class                         05/01/94       2,460            1,482           5,898            4,841
 High Yield Corporate Bond--Initial Class             05/01/95       3,010            2,032           8,991            7,934
 Indexed Equity--Initial Class                        11/15/93       2,605            1,627           6,248            5,191
 International Equity--Initial Class                  05/01/95       2,568            1,590           7,167            6,110
 Mid Cap Core--Initial Class                          07/02/01       2,650            1,672             N/A              N/A
 Mid Cap Growth--Initial Class                        07/02/01       2,762            1,784             N/A              N/A
 Small Cap Growth--Initial Class                      07/02/01       2,657            1,679             N/A              N/A
 Total Return--Initial Class                          11/15/93       2,555            1,577           6,402            5,345
 Value--Initial Class                                 05/01/95       2,392            1,414           6,416            5,359
Alger American Small Capitalization--Class O Shares   10/01/96       2,765            1,787           6,231            5,174
Calvert Social Balanced                               10/01/96       2,475            1,497           8,184            7,127
Dreyfus IP Technology Growth Portfolio--Initial
 Shares                                               08/31/99       2,672            1,694             N/A              N/A
Fidelity(R) VIP Contrafund(R)--Initial Class          10/01/96       2,627            1,649           7,205            6,148
Fidelity(R) VIP Equity-Income--Initial Class          10/01/96       2,467            1,489           6,173            5,116
Janus Aspen Series Balanced--Institutional Shares     10/01/96       2,394            1,416           7,171            6,114
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                               10/01/96       2,364            1,386           7,987            6,930
T. Rowe Price Equity Income Portfolio                 06/12/00       2,424            1,446           6,362            5,305
Van Kampen UIF Emerging Markets Equity--Class I       10/01/96       2,768            1,790           6,892            5,835
---------------------------------------------------------------------------------------------------------------------------------

The VUL Policy Values table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the Cash Value and Cash Surrender Value (if the Policy is Surrendered) of a hypothetical policy held for specified time periods ending December 31, 2003. The illustration assumes a $3,000 annual premium allocated to each individual Investment Division, the insured is a 35 year old male, preferred rate class, a level life insurance benefit option, policy face amount is $250,000 and that it was purchased on the first day that the Investment Divisions were made available for NYLIAC's VUL Separate Account-I.

Current charges, which include a sales expense charge (5%), state tax (2%), federal tax (1.25%), monthly contract charges ($7), deferred first year contract charge ($228), cost of insurance, separate account charges for mortality and expense risk (0.60%), administration fee (0.10%) and total portfolio operating expenses have been used to determine policy values. If guaranteed charges were used, the results would be lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.

                                                                         PAST FIVE YEARS                  SINCE INCEPTION
                                                                  ------------------------------   ------------------------------
                                                      INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                                    DATE(1)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class      05/25/00          N/A             N/A          $ 8,011         $ 6,804
 Bond--Initial Class                                  05/01/94      $13,681         $12,324           31,385          30,475
 Capital Appreciation--Initial Class                  11/15/93        8,450           7,093           23,289          22,379
 Cash Management(2)                                   11/15/93       11,915          10,558           26,029          25,118
 Convertible--Initial Class                           10/01/96       12,520          11,163           22,162          20,948
 Dreyfus Large Company Value--Initial Class           06/15/00          N/A             N/A            8,599           7,392
 Eagle Asset Management Growth Equity--Initial Class  05/23/00          N/A             N/A            7,281           6,074
 Equity Income--Initial Class                         07/02/01          N/A             N/A            6,926           5,869
 Government--Initial Class                            11/15/93       13,326          11,969           30,569          29.659
 Growth Equity--Initial Class                         05/01/94        9,608           8,251           27,044          26,134
 High Yield Corporate Bond--Initial Class             05/01/95       14,974          13,617           28,667          27,605
 Indexed Equity--Initial Class                        11/15/93        9,822           8,465           29,636          28,726
 International Equity--Initial Class                  05/01/95       11,246           9,889           21,568          20,506
 Mid Cap Core--Initial Class                          07/02/01          N/A             N/A            7,153           6,096
 Mid Cap Growth--Initial Class                        07/02/01          N/A             N/A            6,817           5,760
 Small Cap Growth--Initial Class                      07/02/01          N/A             N/A            6,897           5,839
 Total Return--Initial Class                          11/15/93       10,363           9,006           27,156          26,246
 Value--Initial Class                                 05/01/95       10,944           9,587           22,284          21,222
Alger American Small Capitalization--Class O Shares   10/01/96        9,063           7,706           15,801          14,587
Calvert Social Balanced                               10/01/96       12,463          11,106           19,220          18,006
Dreyfus IP Technology Growth Portfolio--Initial
 Shares                                               08/31/99          N/A             N/A            6,994           5,937
Fidelity(R) VIP Contrafund(R)--Initial Class          10/01/96       11,837          10,480           21,474          20,260
Fidelity(R) VIP Equity-Income--Initial Class          10/01/96       10,628           9,271           20,419          19,205
Janus Aspen Series Balanced--Institutional Shares     10/01/96       12,266          10,909           22,634          21,420
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                               10/01/96       11,484          10,127           17,834          16,620
T. Rowe Price Equity Income Portfolio                 06/12/00          N/A             N/A            9,386           8,179
Van Kampen UIF Emerging Markets Equity--Class I       10/01/96       11,510          10,153           20,247          19,033
---------------------------------------------------------------------------------------------------------------------------------

(1) Unlike the Performance Summary, VUL Policy Values are calculated as of the date that each Investment Division was added to NYLIAC VUL Separate Account-l.
(2) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

This is not valid unless accompanied by the NYLIAC Variable Universal Life (VUL) Performance Summary.

NYLIAC SVUL SERIES 1(1) POLICY VALUES:
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
$1,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES

                                                                       PAST ONE YEAR                   PAST THREE YEARS
                                                               ------------------------------   ------------------------------
                                                   INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                                 DATE(2)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class    5/25/00      $15,159         $12,627          $40,131         $37,598
 Bond--Initial Class                               05/01/94       12,778          10,245           42,553          40,021
 Capital Appreciation--Initial Class               11/15/93       14,851          12,318           34,335          31,802
 Cash Management(3)                                11/15/93       12,168           9,636           38,053          35,520
 Convertible--Initial Class                        10/01/96       14,680          12,148           42,855          40,323
 Dreyfus Large Company Value--Initial Class        06/15/00       15,072          12,540           39,223          36,690
 Eagle Asset Management Growth Equity--Initial
   Class                                            5/23/00       15,060          12,528           36,429          33,897
 Equity Income--Initial Class                      07/02/01       15,271          12,739              N/A             N/A
 Government--Initial Class                         11/15/93       12,398           9,866           40,985          38,452
 Growth Equity--Initial Class                       5/01/94       14,957          12,425           37,106          34,573
 High Yield Corporate Bond--Initial Class          05/01/95       16,688          14,155           52,097          49,564
 Indexed Equity--Initial Class                     11/15/93       14,915          12,383           38,160          35,627
 International Equity--Initial Class               05/01/95       15,704          13,171           44,461          41,928
 Mid-Cap Core--Initial Class                       07/02/01       16,007          13,474              N/A             N/A
 Mid-Cap Growth--Initial Class                     07/02/01       17,058          14,525              N/A             N/A
 Small-Cap Growth--Initial Class                   07/02/01       16,857          14,324              N/A             N/A
 Total Return--Initial Class                       11/15/93       14,198          11,665           37,724          35,191
 Value--Initial Class                              05/01/95       15,041          12,509           40,314          37,782
Alger American Small Capitalization--Class O
  Shares                                           10/01/96       17,030          14,498           40,285          37,753
Calvert Social Balanced                            10/01/96       14,264          11,731           39,587          37,055
Dreyfus IP Tech. Growth Portfolio--Initial Shares  08/31/99       17,789          15,257              N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class       10/01/96       15,321          12,789           43,012          40,479
Fidelity(R) VIP Equity-Income--Initial Class       10/01/96       15,337          12,804           41,776          39,243
Janus Aspen Series Balanced--Institutional Shares  10/01/96       13,690          11,158           39,807          37,275
Janus Aspen Series Worldwide
  Growth--Institutional Shares                     10/01/96       14,721          12,189           35,312          32,780
T. Rowe Price Equity Income Portfolio               6/12/00       14,782          12,249           42,222          39,690
Van Kampen UIF Emerging Markets Equity--Class I    10/01/96       18,019          15,486           50,795          48,263
------------------------------------------------------------------------------------------------------------------------------

The table above is designed to demonstrate how the actual investment experience of NYLIAC's Variable Universal Life Separate Account I would have affected the Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical policies held for specified time periods ending December 31, 2003. The illustration assumes a $15,000 annual premium that is allocated to each individual Investment Division. It also assumes that the insured combination is a male, non-smoker and a female, age 50, non-smoker, the policy has a level death benefit option, the policy face amount is $1,000,000 and that all policies were purchased on the first day that the Investment Division was made available for NYLIAC's Variable Universal Life Separate Account I.

Current charges, which include a sales expense charge (years 1-10: 8% up to target+ 4% excess; years 11+: 4% up to target), state tax charge (2%), federal tax charge (1.25%), monthly contract charge (year 1: $59/month; years 2+:
$9/month), charge per $1,000 of initial face amount (years 1-3: $.04/$1,000 per month), cost of insurance charges, separate account charges for mortality and expense risk (.60%), administration fee (.10%) and total portfolio operating expenses have been used to determine policy values. If guaranteed charges were used, the results would have been lower. Current charges represent the amount we charge today.

Guaranteed charges represent the amount we have the right to charge.

                                                                      PAST FIVE YEARS                  SINCE INCEPTION
                                                               ------------------------------   ------------------------------
                                                   INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                                 DATE(2)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial Class    5/25/00          N/A             N/A         $ 52,103         $ 49,570
 Bond--Initial Class                               05/01/94      $77,079         $74,547          180,901          179,382
 Capital Appreciation--Initial Class               11/15/93       52,032          49,500          149,184          147,665
 Cash Management(3)                                11/15/93       67,194          64,661          151,867          150,347
 Convertible--Initial Class                        10/01/96       75,183          72,651          135,877          133,851
 Dreyfus Large Company Value--Initial Class        06/15/00          N/A             N/A           52,724           50,192
 Eagle Asset Management Growth Equity--Initial
   Class                                            5/23/00          N/A             N/A           47,026           44,493
 Equity Income--Initial Class                      07/02/01          N/A             N/A           43,503           40,970
 Government--Initial Class                         11/15/93       74,655          72,123          177,576          176,057
 Growth Equity--Initial Class                       5/01/94       60,024          57,492          174,104          172,585
 High Yield Corporate Bond--Initial Class          05/01/95       89,269          86,736          176,996          175,223
 Indexed Equity--Initial Class                     11/15/93       60,800          58,267          190,571          189,052
 International Equity--Initial Class               05/01/95       69,595          67,062           14,546          140,773
 Mid-Cap Core--Initial Class                       07/02/01          N/A             N/A           44,838           42,306
 Mid-Cap Growth--Initial Class                     07/02/01          N/A             N/A           42,665           40,132
 Small-Cap Growth--Initial Class                   07/02/01          N/A             N/A           44,369           41,837
 Total Return--Initial Class                       11/15/93       61,476          58,944          168,588          167,068
 Value--Initial Class                              05/01/95       70,924          68,392          145,970          144,197
Alger American Small Capitalization--Class O
  Shares                                           10/01/96       57,773          55,241          100,345           98,319
Calvert Social Balanced                            10/01/96       65,417          62,885          115,987          113,961
Dreyfus IP Tech. Growth Portfolio--Initial Shares  08/31/99          N/A             N/A           43,697           41,164
Fidelity(R) VIP Contrafund(R)--Initial Class       10/01/96       70,779          68,247          134,118          132,092
Fidelity(R) VIP Equity-Income--Initial Class       10/01/96       71,611          69,078          130,292          128,266
Janus Aspen Series Balanced--Institutional Shares  10/01/96       68,694          66,162          135,659          133,633
Janus Aspen Series Worldwide
  Growth--Institutional Shares                     10/01/96       55,707          53,174          112,477          110,451
T. Rowe Price Equity Income Portfolio               6/12/00          N/A             N/A           57,373           54,841
Van Kampen UIF Emerging Markets Equity--Class I    10/01/96       79,814          77,282          133,687          131,661
------------------------------------------------------------------------------------------------------------------------------

(1)  Series 1 is a policy NYLIAC offered for sale prior to May
     10, 2002. This policy will continue to be offered in jurisdictions where Series 2 is not yet available for sale.
(2)  Values are calculated as of the date that each Investment
     Division was added to the NYLIAC Variable Universal Life
     Separate Account I. NYLIAC SVUL was first offered on June 5,
     1998. For the period from the Inception Date until June 5,
     1998, values assume that the NYLIAC SVUL policy was available, which it was not.
(3) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

This is not valid unless accompanied by the NYLIAC Survivorship Variable Universal Life (SVUL) Performance Summary.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC VARIABLE UNIVERSAL LIFE 2000 AND
SINGLE PREMIUM VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY(1) FOR SERIES 1(2):
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING DECEMBER 31, 2003(3)

                                                   INVESTMENT                                                SINCE
                                                    DIVISION                                               INVESTMENT
                                                   INCEPTION    YEAR TO     1       3        5      10      DIVISION
INVESTMENT DIVISIONS(4)                             DATE(5)      DATE     YEAR    YEARS    YEARS   YEARS   INCEPTION
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class   05/01/98     28.05%   28.05%   (2.27)% (0.60)%  N/A        1.03%
  Bond--Initial Class                               01/23/84      4.00     4.00     7.20   5.69    6.03%       8.51
  Capital Appreciation--Initial Class               01/29/93     26.36    26.36   (12.74)  (5.93)  6.57        7.78
  Cash Management(6)--Current yield as of
    December 31, 2003 is 0.07410%                   01/29/93      0.16     0.16     1.43   2.82    3.64        3.51
  Convertible--Initial Class                        10/01/96     21.62    21.62     2.75   7.69     N/A        8.40
  Dreyfus Large Company Value--Initial Class        05/01/98     27.31    27.31    (2.44)  0.90     N/A        1.23
  Eagle Asset Management Growth Equity--Initial
    Class                                           05/01/98     27.42    27.42    (8.92)  2.20     N/A        4.87
  Equity Income--Initial Class                      07/02/01     28.32    28.32      N/A    N/A     N/A        3.00
  Government--Initial Class                         01/29/93      1.38     1.38     5.54   5.12    5.76        5.74
  Growth Equity--Initial Class                      01/23/84     25.74    25.74    (7.88)  (0.56)  9.49       10.26
  High Yield Corporate Bond--Initial Class          05/01/95     35.68    35.68    12.88   8.63     N/A        9.64
  Indexed Equity--Initial Class                     01/29/93     27.55    27.55    (4.78)  (1.32)  10.15      10.03
  International Equity--Initial Class               05/01/95     29.35    29.35     1.72   1.80     N/A        5.89
  Mid-Cap Core--Initial Class                       07/02/01     34.82    34.82      N/A    N/A     N/A        3.76
  Mid-Cap Growth--Initial Class                     07/02/01     44.06    44.06      N/A    N/A     N/A       (2.66)
  Small-Cap Growth--Initial Class                   07/02/01     40.98    40.98      N/A    N/A     N/A       (0.68)
  Total Return--Initial Class                       01/29/93     19.08    19.08    (4.23)  (0.54)  6.98        7.69
  Value--Initial Class                              05/01/95     26.74    26.74    (0.18)  3.88     N/A        8.40
Alger American Small Capitalization--Class O
  Shares                                            09/21/88     41.63    41.63    (9.99)  (5.49)  3.12        9.89
Calvert Social Balanced                             09/02/86     18.73    18.73    (1.32)  0.68    7.14        7.95
Dreyfus IP Tech. Growth Portfolio--Initial Shares   08/31/99     50.21    50.21   (15.54)   N/A     N/A       (8.51)
Fidelity(R) VIP Contrafund(R)--Initial Class        01/03/95     27.82    27.82     0.22   2.95     N/A       13.39
Fidelity(R) VIP Equity-Income--Initial Class        10/09/86     29.68    29.68     0.45   2.96    10.31      10.47
Janus Aspen Series Balanced--Institutional Shares   09/13/93     13.48    13.48     0.07   4.21    11.13      11.52
Janus Aspen Series Worldwide
  Growth--Institutional Shares                      09/13/93     23.37    23.37   (10.97)  (0.62)  9.53       11.09
T. Rowe Price Equity Income Portfolio               03/31/94     24.87    24.87     2.91   4.82     N/A       11.96
Van Kampen UIF Emerging Markets Equity--Class I     10/01/96     48.92    48.92     7.89   8.15     N/A        1.20
---------------------------------------------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

(1) Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested, the deduction of the policy's current separate account charges for mortality and expense risk (.50%) and total portfolio operating expenses. For VUL 2000 it does not reflect the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For
     SPVUL it does not reflect the cost of insurance, surrender charges, monthly administrative charges, deferred sales expense charge which is comprised of a sales expense charge, premium tax and federal tax. Had these expenses been deducted, total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower. You can access the most recent performance information by logging on to www.newyorklife.com.
(2) Series 1 is a policy that NYLIAC offered for sale prior to May 10, 2002. For VUL 2000, this product will continue to be offered in approved jurisdictions where Series 2 is not yet available for sale. For SPVUL, this product will continue to be offered in approved jurisdictions where neither Series 2 nor Series 3 is yet available for sale.
(3)  The values shown are unaudited.
(4) The Investment Divisions offered are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.
(5)  Performance is calculated as of the Inception Date. The
     Inception Date of each Investment Division is the date that money was first deposited into this Investment Division.
     SPVUL was first offered for sale on February 23, 2001. For the period from the Inception Date until February 23, 2001, values assume that the NYLIAC SPVUL policy was available, which it was not.
(6) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return shown.

This is not valid unless accompanied by the NYLIAC VUL 2000 and SPVUL Policy Value pages.

NYLIAC VUL 2000 and SPVUL are issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

This material is authorized for distribution to the general public only if preceded or accompanied by an effective VUL 2000 or SPVUL prospectus. The prospectus contains more complete information that you should know regarding charges and expenses, as well as the objectives and risk factors of the variable universal life policy and its underlying investment option. Please read it carefully before you invest or send any money.

NYLIAC VUL 2000 SERIES 1(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
$250,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES

                                                                        PAST ONE YEAR                   PAST THREE YEARS
                                                                ------------------------------   ------------------------------
                                                    INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                                  DATE(2)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class   09/28/99      $3,035           $1,535          $7,845           $4,283
  Bond -- Initial Class                             09/28/99       2,353              853           8,187            4,625
  Capital Appreciation--Initial Class               09/28/99       2,978            1,478           6,766            3,204
  Cash Management(3)                                09/28/99       2,245              745           7,356            3,794
  Convertible--Initial Class                        09/28/99       2,762            1,262           8,063            4,501
  Dreyfus Large Company Value--Initial Class        09/28/99       3,012            1,512           7,798            4,236
  Eagle Asset Management Growth Equity--Initial
    Class                                           09/28/99       2,991            1,491           7,001            3,439
  Equity Income--Initial Class                      07/02/01       3,076            1,576             N/A              N/A
  Government--Initial Class                         09/28/99       2,283              783           7,954            4,392
  Growth Equity--Initial Class                      09/28/99       3,005            1,505           7,394            3,832
  High Yield Corporate Bond--Initial Class          09/28/99       3,021            1,521           9,672            6,111
  Indexed Equity--Initial Class                     09/28/99       3,014            1,514           7,543            3,981
  International Equity--Initial Class               09/28/99       3,159            1,659           8,938            5,376
  Mid-Cap Core -- Initial Class                     07/02/01       3,194            1,694             N/A              N/A
  Mid-Cap Growth--Initial Class                     07/02/01       3,398            1,898             N/A              N/A
  Small-Cap Growth--Initial Class                   07/02/01       3,420            1,920             N/A              N/A
  Total Return--Initial Class                       09/28/99       2,756            1,256           7,351            3,790
  Value--Initial Class                              09/28/99       3,000            1,500           7,934            4,372
Alger American Small Capitalization--Class O
  Shares                                            09/28/99       3,306            1,806           7,734            4,172
Calvert Social Balanced                             09/28/99       2,754            1,254           7,632            4,070
Dreyfus IP Tech. Growth Portfolio--Initial Shares   08/31/99       3,427            1,927             N/A              N/A
Fidelity(R) VIP Contrafund(R)--Initial Class        09/28/99       3,048            1,548           8,523            4,961
Fidelity(R) VIP Equity-Income--Initial Class        09/28/99       3,105            1,605           8,309            4,747
Janus Aspen Series Balanced--Institutional Shares   09/28/99       2,629            1,129           7,750            4,188
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                            09/28/99       2,969            1,469           6,994            3,432
T. Rowe Price Equity Income Portfolio               09/28/99       2,968            1,468           8,366            4,804
Van Kampen UIF Emerging Markets Equity--Class I     09/28/99       3,470            1,970           9,349            5,787
-------------------------------------------------------------------------------------------------------------------------------

The VUL 2000 Policy Values table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the Cash Value and Cash Surrender Value (if the Policy is Surrendered) of a hypothetical policy held for specified time periods ending December 31, 2003. The illustration assumes a $3,000 annual premium allocated to each individual Investment Division, the insured is a 35 year old male, preferred rate class, a level life insurance benefit option, policy face amount is $250,000 and that it was purchased on the first day that the Investment Divisions were made available for NYLIAC's VUL Separate Account-I.

Current charges which include a sales expense charge (2.75% of each premium paid within a policy year up to the surrender charge premium plus 1.25% of each premium paid within a policy year in excess of the surrender charge premium), a state tax (2%), federal tax (1.25%), contract charges (of $360 in the first year and $120 in all subsequent years), and a separate account administrative charge (which will not exceed on an annual basis 0.20% of the amount of cash value held in the separate account), cost of insurance, separate account charges for mortality and expense risk (0.50%), and total portfolio operating expenses have been used to determine the policy values. If guaranteed charges were used, the results would be lower. Current charges represent the amount we charge today. Guaranteed charges represent the maximum amount we have the right to charge.

                                                                       PAST FIVE YEARS                  SINCE INCEPTION
                                                                ------------------------------   ------------------------------
                                                    INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                                  DATE(2)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class   09/28/99        N/A             N/A            $13,509         $10,215
  Bond--Initial Class                               09/28/99        N/A             N/A             14,843          11,549
  Capital Appreciation--Initial Class               09/28/99        N/A             N/A             11,572           8,278
  Cash Management(3)                                09/28/99        N/A             N/A             13,213           9,919
  Convertible--Initial Class                        09/28/99        N/A             N/A             14,729          11,435
  Dreyfus Large Company Value--Initial Class        09/28/99        N/A             N/A             13,681          10,387
  Eagle Asset Management Growth Equity--Initial
    Class                                           09/28/99        N/A             N/A             12,554           9,260
  Equity Income--Initial Class                      07/02/01        N/A             N/A              8,989           5,159
  Government--Initial Class                         09/28/99        N/A             N/A             14,400          11,107
  Growth Equity--Initial Class                      09/28/99        N/A             N/A             12,735           9,441
  High Yield Corporate Bond--Initial Class          09/28/99        N/A             N/A             17,208          13,915
  Indexed Equity--Initial Class                     09/28/99        N/A             N/A             12,970           9,676
  International Equity--Initial Class               09/28/99        N/A             N/A             14,738          11,445
  Mid-Cap Core--Initial Class                       07/02/01        N/A             N/A              9,283           5,453
  Mid-Cap Growth--Initial Class                     07/02/01        N/A             N/A              8,728           4,898
  Small-Cap Growth--Initial Class                   07/02/01        N/A             N/A              9,099           5,269
  Total Return--Initial Class                       09/28/99        N/A             N/A             12,890           9,596
  Value--Initial Class                              09/28/99        N/A             N/A             14,388          11,094
Alger American Small Capitalization--Class O
  Shares                                            09/28/99        N/A             N/A             12,744           9,450
Calvert Social Balanced                             09/28/99        N/A             N/A             13,399          10,105
Dreyfus IP Tech. Growth Portfolio--Initial Shares   08/31/99        N/A             N/A              8,918           5,088
Fidelity(R) VIP Contrafund(R)--Initial Class        09/28/99        N/A             N/A             14,286          10,992
Fidelity(R) VIP Equity-Income--Initial Class        09/28/99        N/A             N/A             14,562          11,268
Janus Aspen Series Balanced--Institutional Shares   09/28/99        N/A             N/A             13,659          10,366
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                            09/28/99        N/A             N/A             12,178           8,884
T. Rowe Price Equity Income Portfolio               09/28/99        N/A             N/A             14,961          11,667
Van Kampen UIF Emerging Markets Equity--Class I     09/28/99        N/A             N/A             16,557          13,263
-------------------------------------------------------------------------------------------------------------------------------

(1) Series 1 is a policy that NYLIAC offered for sale prior to May 10, 2002. The policy will continue to be offered in jurisdictions where Series 2 is not yet available for sale.
(2)  Unlike the VUL 2000 Performance Summary, the Investment
     Division Inception Date for the policy values is the date the Investment Division was first made available in the NYLIAC VUL 2000 policy.
(3) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

This is not valid unless accompanied by the NYLIAC Variable Universal Life 2000 (VUL2000) Performance Summary.

NYLIAC SPVUL SERIES 1(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
$77,582 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(2)

                                                                     PAST ONE YEAR                   PAST THREE YEARS
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                            DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                        09/28/99      $37,332         $34,622            N/A             N/A
  Bond--Initial Class                            09/28/99       30,523          28,046            N/A             N/A
  Capital Appreciation--Initial Class            09/28/99       36,710          34,010            N/A             N/A
  Cash Management(5)                             09/28/99       29,322          26,953            N/A             N/A
  Convertible--Initial Class                     09/28/99       34,999          32,299            N/A             N/A
  Dreyfus Large Company Value--Initial Class     09/28/99       37,094          34,394            N/A             N/A
  Eagle Asset Management Growth Equity--Initial
    Class                                        09/28/99       36,773          34,073            N/A             N/A
  Equity Income--Initial Class                   07/02/01       38,009          35,309            N/A             N/A
  Government--Initial Class                      09/28/99       29,733          27,327            N/A             N/A
  Growth Equity--Initial Class                   09/28/99       37,059          34,359            N/A             N/A
  High Yield Corporate Bond--Initial Class       09/28/99       38,215          35,515            N/A             N/A
  Indexed Equity--Initial Class                  09/28/99       37,073          34,373            N/A             N/A
  International Equity--Initial Class            09/28/99       39,103          36,403            N/A             N/A
  Mid Cap Core--Initial Class                    07/02/01       39,348          36,648            N/A             N/A
  Mid Cap Growth--Initial Class                  07/02/01       41,758          39,058            N/A             N/A
  Small Cap Growth--Initial Class                07/02/01       41,621          38,921            N/A             N/A
  Total Return--Initial Class                    09/28/99       34,632          31,932            N/A             N/A
  Value--Initial Class                           09/28/99       37,220          34,520            N/A             N/A
Alger American Small Capitalization--Class O
  Shares                                         09/28/99       40,894          38,194            N/A             N.A
Calvert Social Balanced                          09/28/99       34,626          31,926            N/A             N/A
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                         08/31/99       41,632          38,932            N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class     09/28/99       37,871          35,171            N/A             N/A
Fidelity(R) VIP Equity-Income--Initial Class     09/28/99       38,159          35,459            N/A             N/A
Janus Aspen Series Balanced--Institutional
  Shares                                         09/28/99       33,329          30,629            N/A             N/A
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   09/28/99       36,659          33,959            N/A             N/A
T. Rowe Price Equity Income Portfolio            09/28/99       36,635          33,935            N/A             N/A
Van Kampen UIF Emerging Markets Equity--Class I  09/28/99       42,978          40,278            N/A             N/A
----------------------------------------------------------------------------------------------------------------------------

(1) Series 1 is a policy that NYLIAC offered for sale prior to May 10, 2002. The policy will continue to be offered in jurisdictions where Series 2 is not yet available for sale.
(2) The table above is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the SPVUL Policy Cash Value and Cash
     Surrender Value ("If the Policy is Surrendered") of hypothetical SPVUL policies held for specified time periods ending December 31, 2003. The illustration assumes the insured is a 55 year-old male preferred risk class, a level death benefit option with an initial face amount of $77,582.
     The illustration also assumes a $30,000 single premium was allocated among all available Investment Division on the first day that the Investment Division was made available in the SPVUL Policy. The illustration also assumes current policy charges, comprised of a Total Deferred Sales Expense
     Charge (.90% deducted monthly for a 10 year period following the effective date of a premium payment), a Monthly
     Administrative Charge, Cost of Insurance Charges, and separate account charges for mortality and expense risk
     (.50%). Total portfolio operating expenses are also taken into account in determining the policy values. The Total
     Deferred Expense Charge includes a sales expense charge of .40%, a premium tax of .30%, and a federal tax of .20%. This charge is guaranteed not to exceed 1% of the account value, less the cost of insurance charges, on an annual basis. The
     Monthly Administrative Charge will not exceed, on annual basis, .70% of the amount of account value, less the cost of insurance charges. If guaranteed charges were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.) We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

                                                                    PAST FIVE YEARS                  SINCE INCEPTION
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                            DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                        09/28/99        N/A             N/A            $27,201         $25,507
  Bond--Initial Class                            09/28/99        N/A             N/A             33,947          31,847
  Capital Appreciation--Initial Class            09/28/99        N/A             N/A             20,144          18,944
  Cash Management(5)                             09/28/99        N/A             N/A             28,871          27,060
  Convertible--Initial Class                     09/28/99        N/A             N/A             30,157          28,256
  Dreyfus Large Company Value--Initial Class     09/28/99        N/A             N/A             26,534          24,886
  Eagle Asset Management Growth Equity--Initial
    Class                                        09/28/99        N/A             N/A             22,663          21,287
  Equity Income--Initial Class                   07/02/01        N/A             N/A             30,809          28,862
  Government--Initial Class                      09/28/99        N/A             N/A             32,554          30,485
  Growth Equity--Initial Class                   09/28/99        N/A             N/A             23,824          22,367
  High Yield Corporate Bond--Initial Class       09/28/99        N/A             N/A             37,628          35,528
  Indexed Equity--Initial Class                  09/28/99        N/A             N/A             25,212          23,657
  International Equity--Initial Class            09/28/99        N/A             N/A             31,883          29,861
  Mid Cap Core--Initial Class                    07/02/01        N/A             N/A             31,471          29,478
  Mid Cap Growth--Initial Class                  07/02/01        N/A             N/A             27,002          25,322
  Small Cap Growth--Initial Class                07/02/01        N/A             N/A             27,913          26,169
  Total Return--Initial Class                    09/28/99        N/A             N/A             25,704          24,114
  Value--Initial Class                           09/28/99        N/A             N/A             27,520          25,803
Alger American Small Capitalization--Class O
  Shares                                         09/28/99        N/A             N/A             22,929          21,534
Calvert Social Balanced                          09/28/99        N/A             N/A             27,545          25,827
Dreyfus IP Technology Growth Portfolio--Initial
  Shares                                         08/31/99        N/A             N/A             26,060          24,446
Fidelity(R) VIP Contrafund(R)--Initial Class     09/28/99        N/A             N/A             30,598          28,666
Fidelity(R) VIP Equity-Income--Initial Class     09/28/99        N/A             N/A             28,839          27,030
Janus Aspen Series Balanced--Institutional
  Shares                                         09/28/99        N/A             N/A             28,637          26,843
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   09/28/99        N/A             N/A             21,200          19,926
T. Rowe Price Equity Income Portfolio            09/28/99        N/A             N/A             30,686          28,748
Van Kampen UIF Emerging Markets Equity--Class I  09/28/99        N/A             N/A             33,960          31,860
----------------------------------------------------------------------------------------------------------------------------

(3) The Investment Divisions offered through SPVUL is different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.
(4)  Performance is calculated as of the Inception Date. The
     Inception Date of each Investment Division is the date that money was first deposited into this Investment Division.
     SPVUL was first offered for sale on February 23, 2001. For the period from the Inception Date until February 23, 2001, values assume that the NYLIAC SPVUL policy was available, which it was not.
(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

NYLIAC SPVUL is issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

This performance information is authorized for distribution to the general public only if preceded or accompanied by a current prospectus, which contains information about the product including charges and expenses. Read the prospectus carefully before investing.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC VARIABLE UNIVERSAL LIFE 2000, SINGLE PREMIUM VARIABLE UNIVERSAL LIFE, AND SURVIVORSHIP VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY(1) FOR SERIES 2(2):
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING DECEMBER 31, 2003

                                                   INVESTMENT                                               SINCE
                                                    DIVISION                                              INVESTMENT
                                                   INCEPTION    YEAR TO     1       3       5      10      DIVISION
INVESTMENT DIVISIONS(3)                             DATE(4)      DATE     YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Series Funds:
  American Century Income & Growth--Initial Class  05/10/02      28.69%   28.69%   N/A     N/A     N/A        7.18%
  Bond--Initial Class                              05/10/02       4.52     4.52    N/A     N/A     N/A        7.54
  Capital Appreciation--Initial Class              05/10/02      26.99    26.99    N/A     N/A     N/A        0.95
  Cash Management(5)--Current Yield as of
    December 31, 2003 is 0.07410%                  05/10/02       0.67     0.67    N/A     N/A     N/A        0.86
  Convertible--Initial Class                       05/10/02      22.23    22.23    N/A     N/A     N/A       10.44
  Dreyfus Large Company Value--Initial Class       05/10/02      27.95    27.95    N/A     N/A     N/A        4.04
  Eagle Asset Management Growth Equity--Initial
    Class                                          05/10/02      28.05    28.05    N/A     N/A     N/A        3.37
  Equity Income--Initial Class                     05/10/02      28.97    28.97    N/A     N/A     N/A        5.28
  Government--Initial Class                        05/10/02       1.88     1.88    N/A     N/A     N/A        5.54
  Growth Equity--Initial Class                     05/10/02      26.37    26.37    N/A     N/A     N/A        3.55
  High Yield Corporate Bond--Initial Class         05/10/02      36.37    36.37    N/A     N/A     N/A       20.41
  Indexed Equity--Initial Class                    05/10/02      28.19    28.19    N/A     N/A     N/A        5.93
  International Equity--Initial Class              05/10/02      30.00    30.00    N/A     N/A     N/A       12.25
  Mid-Cap Core--Initial Class                      05/10/02      35.50    35.50    N/A     N/A     N/A       10.06
  Mid-Cap Growth--Initial Class                    05/10/02      44.78    44.78    N/A     N/A     N/A        5.34
  Small-Cap Growth--Initial Class                  05/10/02      41.69    41.69    N/A     N/A     N/A        9.75
  Total Return--Initial Class                      05/10/02      19.68    19.68    N/A     N/A     N/A        5.25
  Value--Initial Class                             05/10/02      27.37    27.37    N/A     N/A     N/A        1.97
Alger American Small Capitalization--Class O
  Shares                                           05/10/02      42.34    42.34    N/A     N/A     N/A       11.04
Calvert Social Balanced                            05/10/02      19.32    19.32    N/A     N/A     N/A        7.01
Dreyfus IP Tech. Growth Portfolio--Initial Shares  05/10/02      50.96    50.96    N/A     N/A     N/A        9.80
Fidelity(R) VIP Contrafund(R)--Initial Class       05/10/02      28.46    28.46    N/A     N/A     N/A        9.10
Fidelity(R) VIP Equity-Income--Initial Class       05/10/02      30.33    30.33    N/A     N/A     N/A        6.76
Janus Aspen Series Balanced--Institutional Shares  05/10/02      14.05    14.05    N/A     N/A     N/A        5.01
Janus Aspen Series Worldwide
  Growth--Institutional Shares                     05/10/02      23.99    23.99    N/A     N/A     N/A        0.94
T. Rowe Price Equity Income Portfolio              05/10/02      25.49    25.49    N/A     N/A     N/A        5.81
Van Kampen UIF Emerging Markets Equity--Class I    05/10/02      49.67    49.67    N/A     N/A     N/A       14.91
--------------------------------------------------------------------------------------------------------------------

(1) Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and the deduction of total portfolio operating expenses. For VUL
     2000 Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SVUL
     Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the charge per $1,000, the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SPVUL Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the cost of insurance, surrender charges, monthly administrative charges, deferred sales expense charge which is comprised of a sales expense charge, premium tax and federal tax. Had these expenses been deducted, total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower. You can access the most current performance information by logging on to www.newyorklife.com.
(2) Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications for May 16, 2003, where
     Series 3 SPVUL was approved. Policies sold prior to May 10,
     2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.
(3) The Investment Divisions offered are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.
(4) Performance is calculated as of the initial date deposits were received in each Investment Division of the NYLIAC VUL
     Separate Account--1. For periods prior to June 5, 1998, when the Survivorship Variable Universal Life Insurance Policy became available, performance assumes that these Policies were available and that the Investment Divisions were offered under the Survivorship Variable Universal Life
     Policies, which they were not.
(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

This is not valid unless accompanied by the NYLIAC VUL and SVUL Policy Values pages.

NYLIAC VUL and SVUL are issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

This material is authorized for distribution to the general public only if preceded or accompanied by an effective VUL 2000, SPVUL or SVUL prospectus. The prospectus contains more complete information that you should know regarding charges and expenses, as well as the objectives and risk factors of the variable universal life policy and its underlying investment option. Please read it carefully before you invest or send any money.

NYLIAC VUL 2000 SERIES 2(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
$250,000 OF INITIAL INSURANCE PROTECTION AND CURRENT CHARGES(2)

                                                                     PAST ONE YEAR                   PAST THREE YEARS
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                            DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                        05/10/02      $3,384           $1,922              N/A             N/A
  Bond--Initial Class                            05/10/02       2,630            1,168              N/A             N/A
  Capital Appreciation--Initial Class            05/10/02       3,321            1,859              N/A             N/A
  Cash Management(5)                             05/10/02       2,511            1,049              N/A             N/A
  Convertible--Initial Class                     05/10/02       3,083            1,621              N/A             N/A
  Dreyfus Large Company Value--Initial Class     05/10/02       3,359            1,897              N/A             N/A
  Eagle Asset Management Growth Equity--Initial
    Class                                        05/10/02       3,335            1,873              N/A             N/A
  Equity Income--Initial Class                   05/10/02       3,431            1,969              N/A             N/A
  Government--Initial Class                      05/10/02       2,552            1,090              N/A             N/A
  Growth Equity--Initial Class                   05/10/02       3,351            1,889              N/A             N/A
  High Yield Corporate Bond--Initial Class       05/10/02       3,367            1,905              N/A             N/A
  Indexed Equity--Initial Class                  05/10/02       3,360            1,898              N/A             N/A
  International Equity--Initial Class            05/10/02       3,522            2,060              N/A             N/A
  Mid-Cap Core--Initial Class                    05/10/02       3,560            2,098              N/A             N/A
  Mid-Cap Growth--Initial Class                  05/10/02       3,784            2,322              N/A             N/A
  Small-Cap Growth--Initial Class                05/10/02       3,807            2,345              N/A             N/A
  Total Return--Initial Class                    05/10/02       3,076            1,614              N/A             N/A
  Value--Initial Class                           05/10/02       3,347            1,885              N/A             N/A
Alger American Small Capitalization--Class O
  Shares                                         05/10/02       3,694            2,232              N/A             N/A
Calvert Social Balanced                          05/10/02       3,073            1,611              N/A             N/A
Dreyfus IP Tech. Growth Portfolio--Initial
  Shares                                         05/10/02       3,815            2,353              N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class     05/10/02       3,398            1,936              N/A             N/A
Fidelity(R) VIP Equity-Income--Initial Class     05/10/02       3,463            2,001              N/A             N/A
Janus Aspen Series Balanced--Institutional
  Shares                                         05/10/02       2,935            1,473              N/A             N/A
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   05/10/02       3,312            1,850              N/A             N/A
T. Rowe Price Equity Income Portfolio            05/10/02       3,310            1,848              N/A             N/A
Van Kampen UIF Emerging Markets Equity--Class I  05/10/02       3,868            2,406              N/A             N/A
----------------------------------------------------------------------------------------------------------------------------

(1) Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications for May 16, 2003, where Series 3 SPVUL was approved. Policies sold prior to May 10, 2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.

(2) This table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the Variable Universal Life 2000 Series 2 Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical VUL 2000 policies held for specified time periods ending December 31, 2002. The illustration assumes the insured is a 36 year-old male preferred risk class, a level death benefit option with a policy face amount of $250,000. The illustration also assumes a $3,284 annual premium that is allocated to each available Investment Division starting on the first day that the Investment Division was made available in the VUL 2000 Policy. The illustration also assumes current policy charges, comprised of a sales expense charge (2.75% of each premium paid within a policy year up to the surrender charge premium plus 1.25% of each premium paid within a policy year in excess of the surrender charge premium), a state tax (2%), federal tax (1.25%), contract charges (of $348 in the first year and $108 in all subsequent years), and a separate account administrative charge (which will not exceed on an annual basis 0.20% of the amount of cash value held in the separate account), cost of insurance charges, separate account charges for mortality and expense risk (.50%). Total portfolio operating expenses are also taken into account in determining the policy values. If guaranteed charges were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.) We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

(3) The Investment Divisions offered through VUL 2000, SVUL and SPVUL are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(4) Performance and Policy Values are calculated as of the Inception Date. The Inception Date of each Investment Division is the first day that the Investment Division was made available in these Series 2 policies.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

                                                                    PAST FIVE YEARS                  SINCE INCEPTION
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                            DATE(4)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                        05/10/02         N/A              N/A          $6,033           $2,974
  Bond--Initial Class                            05/10/02         N/A              N/A           5,628            2,569
  Capital Appreciation--Initial Class            05/10/02         N/A              N/A           5,713            2,654
  Cash Management(5)                             05/10/02         N/A              N/A           5,340            2,281
  Convertible--Initial Class                     05/10/02         N/A              N/A           6,059            3,000
  Dreyfus Large Company Value--Initial Class     05/10/02         N/A              N/A           5,903            2,844
  Eagle Asset Management Growth Equity--Initial
    Class                                        05/10/02         N/A              N/A           5,797            2,738
  Equity Income--Initial Class                   05/10/02         N/A              N/A           6,006            2,947
  Government--Initial Class                      05/10/02         N/A              N/A           5,502            2,443
  Growth Equity--Initial Class                   05/10/02         N/A              N/A           5,875            2,816
  High Yield Corporate Bond--Initial Class       05/10/02         N/A              N/A           6,615            3,556
  Indexed Equity--Initial Class                  05/10/02         N/A              N/A           5,954            2,895
  International Equity--Initial Class            05/10/02         N/A              N/A           6,301            3,242
  Mid-Cap Core--Initial Class                    05/10/02         N/A              N/A           6,292            3,233
  Mid-Cap Growth--Initial Class                  05/10/02         N/A              N/A           6,156            3,097
  Small-Cap Growth--Initial Class                05/10/02         N/A              N/A           6,422            3,363
  Total Return--Initial Class                    05/10/02         N/A              N/A           5,783            2,724
  Value--Initial Class                           05/10/02         N/A              N/A           5,861            2,802
Alger American Small Capitalization--Class O
  Shares                                         05/10/02         N/A              N/A           6,470            3,411
Calvert Social Balanced                          05/10/02         N/A              N/A           5,852            2,793
Dreyfus IP Tech. Growth Portfolio--Initial
  Shares                                         05/10/02         N/A              N/A           6,270            3,211
Fidelity(R) VIP Contrafund(R)--Initial Class     05/10/02         N/A              N/A           6,204            3,145
Fidelity(R) VIP Equity-Income--Initial Class     05/10/02         N/A              N/A           6,067            3,008
Janus Aspen Series Balanced--Institutional
  Shares                                         05/10/02         N/A              N/A           5,697            2,638
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   05/10/02         N/A              N/A           5,783            2,724
T. Rowe Price Equity Income Portfolio            05/10/02         N/A              N/A           5,922            2,863
Van Kampen UIF Emerging Markets Equity--Class I  05/10/02         N/A              N/A           7,004            3,945
----------------------------------------------------------------------------------------------------------------------------

NYLIAC VUL 2000, SPVUL and SVUL are issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

This material is valid only if preceded or accompanied by an effective VUL 2000 prospectus. The prospectus contains more complete information that you should know regarding charges and expenses, as well as the objectives and risk factors of the variable universal life policy and its underlying investment option. Please read it carefully before you invest or send any money.

NYLIAC SPVUL SERIES 2(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
$125,044 OF INITIAL INSURANCE PROTECTION AND CURRENT CHARGES(2)

                                                                          PAST ONE YEAR                   PAST THREE YEARS
                                                                  ------------------------------   ------------------------------
                                                                  POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                        INCEPTION DATE(4)      VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial
   Class                                           05/10/02         $59,039         $54,539            N/A             N/A
 Bond--Initial Class                               05/10/02          51,069          46,923            N/A             N/A
 Capital Appreciation--Initial Class               05/10/02          58,326          53,826            N/A             N/A
 Cash Management(5)                                05/10/02          48,712          44,778            N/A             N/A
 Convertible--Initial Class                        05/10/02          57,486          52,986            N/A             N/A
 Dreyfus Large Company Value--Initial Class        05/10/02          59,051          54,551            N/A             N/A
 Eagle Asset Management Growth
   Equity--Initial Class                           05/10/02          58,858          54,358            N/A             N/A
 Equity Income--Initial Class                      05/10/02          60,684          56,184            N/A             N/A
 Government--Initial Class                         05/10/02          49,779          45,749            N/A             N/A
 Growth Equity--Initial Class                      05/10/02          59,285          54,785            N/A             N/A
 High Yield Corporate Bond--Initial Class          05/10/02          64,173          59,673            N/A             N/A
 Indexed Equity--Initial Class                     05/10/02          58,872          54,372            N/A             N/A
 International Equity--Initial Class               05/10/02          62,578          58,078            N/A             N/A
 Mid Cap Core--Initial Class                       05/10/02          63,023          58,523            N/A             N/A
 Mid Cap Growth--Initial Class                     05/10/02          67,397          62,897            N/A             N/A
 Small Cap Growth--Initial Class                   05/10/02          66,518          62,018            N/A             N/A
 Total Return--Initial Class                       05/10/02          56,227          51,727            N/A             N/A
 Value--Initial Class                              05/10/02          59,023          54,523            N/A             N/A
Alger American Small Capitalization--Class O
 Shares                                            05/10/02          66,520          62,020            N/A             N/A
Calvert Social Balanced                            05/10/02          56,335          51,835            N/A             N/A
Dreyfus IP Technology Growth
 Portfolio--Initial Shares                         05/10/02          66,070          61,570            N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class       05/10/02          61,136          56,636            N/A             N/A
Fidelity(R) VIP Equity-Income--Initial Class       05/10/02          60,359          55,859            N/A             N/A
Janus Aspen Series Balanced--Institutional
 Shares                                            05/10/02          54,442          49,992            N/A             N/A
Janus Aspen Series Worldwide
 Growth--Institutional Shares                      05/10/02          58,314          53,814            N/A             N/A
T. Rowe Price Equity Income Portfolio              05/10/02          57,922          53,422            N/A             N/A
Van Kampen UIF Emerging Markets
 Equity--Class I                                   05/10/02          70,468          65,968            N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------

(1) Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications for May 16, 2003, where
     Series 3 SPVUL was approved. Policies sold prior to May 10,
     2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.
(2) This table is designed to demonstrate how the actual investment experience of NYLIAC's VUL Separate Account-I would have affected the SPVUL Series 2 Policy Cash Value and
     Cash Surrender Value ("If the Policy is Surrendered") of hypothetical SPVUL policies held for specified time periods ending December 31, 2002. The illustration assumes the insured is a 60 year-old female preferred risk class, a level death benefit option with an initial face amount of $125,044. The illustration also assumes a $50,000 single premium was allocated among all available Investment
     Division on the first day that the Investment Division was made available in the SPVUL Policy. The illustration also assumes current policy charges, comprised of a Total
     Deferred Sales Expense Charge (.90% deducted monthly for a
     10 year period following the effective date of a premium payment), a Monthly Administrative Charge, Cost of Insurance
     Charges, and separate account charges for mortality and expense risk (.50%). Total portfolio operating expenses are also taken into account in determining the policy values.
     The Total Deferred Expense Charge includes a sales expense charge of .40%, a premium tax of .30%, and a federal tax of .20%. This charge is guaranteed not to exceed 1% of the account value, less the cost of insurance charges, on an annual basis. The Monthly Administrative Charge will not exceed, on an annual basis, .70% of the amount of account value, less the cost of insurance charges. If guaranteed charges were used, the results would have been lower.
     (Current charges represent the amount we charge today.
     Guaranteed charges represent the amount we have the right to charge.) We encourage you to obtain a personalized illustration that will reflect all applicable fees and charges.

                                                                         PAST FIVE YEARS                  SINCE INCEPTION
                                                                  ------------------------------   ------------------------------
                                                                  POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION(3)                        INCEPTION DATE(4)      VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
 American Century Income & Growth--Initial
   Class                                           05/10/02           N/A             N/A            $52,405         $48,612
 Bond--Initial Class                               05/10/02           N/A             N/A             52,977          49,139
 Capital Appreciation--Initial Class               05/10/02           N/A             N/A             47,632          44,221
 Cash Management(5)                                05/10/02           N/A             N/A             47,824          44,398
 Convertible--Initial Class                        05/10/02           N/A             N/A             55,089          51,089
 Dreyfus Large Company Value--Initial Class        05/10/02           N/A             N/A             49,961          46,364
 Eagle Asset Management Growth
   Equity--Initial Class                           05/10/02           N/A             N/A             49,506          45,945
 Equity Income--Initial Class                      05/10/02           N/A             N/A             50,939          47,264
 Government--Initial Class                         05/10/02           N/A             N/A             51,417          47,704
 Growth Equity--Initial Class                      05/10/02           N/A             N/A             49,643          46,072
 High Yield Corporate Bond--Initial Class          05/10/02           N/A             N/A             63,177          59,177
 Indexed Equity--Initial Class                     05/10/02           N/A             N/A             51,493          47,774
 International Equity--Initial Class               05/10/02           N/A             N/A             56,382          52,382
 Mid Cap Core--Initial Class                       05/10/02           N/A             N/A             54,727          50,749
 Mid Cap Growth--Initial Class                     05/10/02           N/A             N/A             50,890          47,219
 Small Cap Growth--Initial Class                   05/10/02           N/A             N/A             54,393          50,442
 Total Return--Initial Class                       05/10/02           N/A             N/A             51,065          47,380
 Value--Initial Class                              05/10/02           N/A             N/A             48,371          44,901
Alger American Small Capitalization--Class O
 Shares                                            05/10/02           N/A             N/A             55,362          51,362
Calvert Social Balanced                            05/10/02           N/A             N/A             52,394          48,602
Dreyfus IP Technology Growth
 Portfolio--Initial Shares                         05/10/02           N/A             N/A             54,382          50,432
Fidelity(R) VIP Contrafund(R)--Initial Class       05/10/02           N/A             N/A             54,027          50,104
Fidelity(R) VIP Equity-Income--Initial Class       05/10/02           N/A             N/A             52,102          48,334
Janus Aspen Series Balanced--Institutional
 Shares                                            05/10/02           N/A             N/A             50,918          47,245
Janus Aspen Series Worldwide
 Growth--Institutional Shares                      05/10/02           N/A             N/A             47,610          44,201
T. Rowe Price Equity Income Portfolio              05/10/02           N/A             N/A             51,350          47,642
Van Kampen UIF Emerging Markets
 Equity--Class I                                   05/10/02           N/A             N/A             58,411          54,411
---------------------------------------------------------------------------------------------------------------------------------

(3)  The Investment Divisions offered through VUL 2000, SVUL and
     SPVUL are different from mutual funds that may have similar names but are available directly to the general public.
     Investment results may differ.
(4) Performance and Policy Values are calculated as of the Inception Date. The Inception Date of each Investment
     Division is the first day that the Investment Division was made available in these Series 2 policies.
(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

NYLIAC VUL 2000, SPVUL and SVUL are issued by New York Life Insurance and Annuity Corporation. (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD.

This material is valid only if preceded or accompanied by an effective SPVUL prospectus. The prospectus contains more complete information that you should know regarding charges and expenses, as well as the objectives and risk factors of the variable universal life policy and its underlying investment option. Please read it carefully before you invest or send any money.

NYLIAC SVUL SERIES 2(1) POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH DECEMBER 31, 2003
$1,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(2)

                                                                     PAST ONE YEAR                   PAST THREE YEARS
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                               DATE(3)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                         5/10/02      $15,158         $12,625            N/A             N/A
  Bond--Initial Class                             5/10/02       12,774          10,242            N/A             N/A
  Capital Appreciation--Initial Class             5/10/02       14,854          12,322            N/A             N/A
  Cash Management(4)                              5/10/02       12,164           9,632            N/A             N/A
  Convertible--Initial Class                      5/10/02       14,678          12,146            N/A             N/A
  Dreyfus Large Company Value--Initial Class      5/10/02       15,071          12,539            N/A             N/A
  Eagle Asset Management Growth Equity--Initial
    Class                                         5/10/02       15,059          12,526            N/A             N/A
  Equity Income--Initial Class                    5/10/02       15,270          12,737            N/A             N/A
  Government--Initial Class                       5/10/02       12,394           9,861            N/A             N/A
  Growth Equity--Initial Class                    5/10/02       14,956          12,423            N/A             N/A
  High Yield Corporate Bond--Initial Class        5/10/02       16,686          14,154            N/A             N/A
  Indexed Equity--Initial Class                   5/10/02       14,918          12,386            N/A             N/A
  International Equity--Initial Class             5/10/02       15,702          13,170            N/A             N/A
  Mid-Cap Core--Initial Class                     5/10/02       16,005          13,472            N/A             N/A
  Mid-Cap Growth--Initial Class                   5/10/02       17,056          14,523            N/A             N/A
  Small-Cap Growth--Initial Class                 5/10/02       16,854          14,322            N/A             N/A
  Total Return--Initial Class                     5/10/02       14,197          11,665            N/A             N/A
  Value--Initial Class                            5/10/02       15,040          12,508            N/A             N/A
Alger American Small Capitalization--Class O
  Shares                                          5/10/02       17,028          14,495            N/A             N/A
Calvert Social Balanced                           5/10/02       14,263          11,730            N/A             N/A
Dreyfus IP Tech. Growth Portfolio -- Initial
  Shares                                          5/10/02       17,787          15,255            N/A             N/A
Fidelity(R) VIP Contrafund(R)--Initial Class      5/10/02       15,320          12,787            N/A             N/A
Fidelity(R) VIP Equity-Income--Initial Class      5/10/02       15,335          12,803            N/A             N/A
Janus Aspen Series Balanced--Institutional
  Shares                                          5/10/02       13,689          11,156            N/A             N/A
Janus Aspen Series Worldwide
  Growth--Institutional Shares                    5/10/02       14,719          12,187            N/A             N/A
T. Rowe Price Equity Income Portfolio             5/10/02       14,780          12,248            N/A             N/A
Van Kampen UIF Emerging Markets Equity--Class I   5/10/02       18,016          15,484            N/A             N/A
----------------------------------------------------------------------------------------------------------------------------

(1) Series 2 refers to VUL 2000 and SVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and stopped accepting applications for May 16, 2003, where
     Series 3 SPVUL was approved. Policies sold prior to May 10,
     2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.
(2) The table above is designed to demonstrate how the actual investment experience of NYLIAC's Survivorship Variable
     Universal Life would have affected the Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical policies held for specified time periods ending
     December 31, 2003. The illustration assumes a $15,000 annual premium that is allocated to each individual Investment
     Division. It also assumes that the insured combination is a male, age 55, non-smoker and a female, age 50, non-smoker, the policy has a level death benefit option, the policy face amount is $1,000,000 and that all policies were purchased on the first day that the Investment Division was made available for NYLIAC's Survivorship Variable Universal
     Life."
     Current charges, which include a sales expense charge (years
     1-10: 8% up to target+ 4% excess; years 11+: 4% up to target), premium tax charge (2%), federal tax charge (1.25%) monthly contract charge (year 1: $60/month; years 2+:
     $10/month), charge per $1,000 of initial face amount (years
     1-3: $.04/$1,000 per month), cost of insurance charges, separate account charges for mortality and expense risk
     (.60%), administration fee (.10%) and total portfolio operating expenses have been used to determine policy values. If guaranteed charges were used, the results would have been lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.
(3)  The date that each Investment Division was added to NYLIAC
     Survivorship Variable Universal Life varies, as set forth by the Inception Date above. NYLIAC SVUL was first offered on June 5, 1998. For the period from the date each underlying portfolio was added to NYLIAC Survivorship Variable
     Universal Life until June 5, 1998, performance assumes that the NYLIAC SVUL policy was available, which it was not.

                                                                    PAST FIVE YEARS                  SINCE INCEPTION
                                                             ------------------------------   ------------------------------
                                                 INCEPTION   POLICY CASH   IF THE POLICY IS   POLICY CASH   IF THE POLICY IS
INVESTMENT DIVISION                               DATE(1)       VALUE        SURRENDERED         VALUE        SURRENDERED
MainStay VP Series Funds:
  American Century Income & Growth--Initial
    Class                                         5/10/02          N/A             N/A          $28,218         $25,685
  Bond--Initial Class                             5/10/02          N/A             N/A           26,428          23,895
  Capital Appreciation--Initial Class             5/10/02          N/A             N/A           27,072          24,539
  Cash Management(4)                              5/10/02          N/A             N/A           25,052          22,520
  Convertible--Initial Class                      5/10/02          N/A             N/A           28,406          25,873
  Dreyfus Large Company Value--Initial Class      5/10/02          N/A             N/A           27,545          25,013
  Eagle Asset Management Growth Equity--Initial
    Class                                         5/10/02          N/A             N/A           27,207          24,675
  Equity Income--Initial Class                    5/10/02          N/A             N/A           28,169          25,637
  Government--Initial Class                       5/10/02          N/A             N/A           25,824          23,292
  Growth Equity--Initial Class                    5/10/02          N/A             N/A           27,593          25,061
  High Yield Corporate Bond--Initial Class        5/10/02          N/A             N/A           30,981          28,449
  Indexed Equity--Initial Class                   5/10/02          N/A             N/A           28,225          25,693
  International Equity--Initial Class             5/10/02          N/A             N/A           29,597          27,065
  Mid-Cap Core--Initial Class                     5/10/02          N/A             N/A           29,426          26,894
  Mid-Cap Growth--Initial Class                   5/10/02          N/A             N/A           28,803          26,270
  Small-Cap Growth--Initial Class                 5/10/02          N/A             N/A           29,870          27,338
  Total Return--Initial Class                     5/10/02          N/A             N/A           27,263          24,731
  Value--Initial Class                            5/10/02          N/A             N/A           27,425          24,893
Alger American Small Capitalization--Class O
  Shares                                          5/10/02          N/A             N/A           30,223          27,691
Calvert Social Balanced                           5/10/02          N/A             N/A           27,409          24,877
Dreyfus IP Tech. Growth Portfolio -- Initial
  Shares                                          5/10/02          N/A             N/A           29,314          26,781
Fidelity(R) VIP Contrafund(R)--Initial Class      5/10/02          N/A             N/A           29,065          26,533
Fidelity(R) VIP Equity-Income--Initial Class      5/10/02          N/A             N/A           28,367          25,835
Janus Aspen Series Balanced--Institutional
  Shares                                          5/10/02          N/A             N/A           26,717          24,184
Janus Aspen Series Worldwide
  Growth--Institutional Shares                    5/10/02          N/A             N/A           27,151          24,619
T. Rowe Price Equity Income Portfolio             5/10/02          N/A             N/A           27,719          25,187
Van Kampen UIF Emerging Markets Equity--Class I   5/10/02          N/A             N/A           32,783          30,251
----------------------------------------------------------------------------------------------------------------------------

(4) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

NYLIAC SVUL is issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010. It is distributed by NYLIFE Distributors LLC, member NASD.

This material is authorized for distribution to the general public only if accompanied or preceded by an effective NYLIAC SVUL Prospectus. The prospectus contains more complete information that you should know regarding charges and expenses, as well as the objectives and risk factors of the variable universal life policy and its underlying investment option. Please read it carefully before you invest or send any money.

This is not valid unless accompanied by the NYLIAC Survivorship Variable Universal Life -- Series 2 (SVUL) Performance Summary.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                            MAINSTAY VP
                                                           MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                              BOND--       APPRECIATION--        CASH
                                                          INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 24,864,355     $220,379,520     $ 34,641,909

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         32,446          326,560           44,569
    Administrative charges..............................          3,618           44,472            4,488
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 24,828,291     $220,008,488     $ 34,592,852
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $ 14,431,994     $171,099,703     $ 16,841,465
    Group 2 Policies....................................      8,490,652       46,870,502       13,640,160
    Group 3 Policies....................................        291,834          170,540        1,679,864
    Group 4 Policies....................................      1,613,811        1,867,743        2,431,363
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 24,828,291     $220,008,488     $ 34,592,852
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      18.26     $      18.95     $       1.40
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      13.48     $       7.15     $       1.11
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      11.48     $       9.05     $       1.03
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.20     $      10.15     $       1.01
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 25,024,090     $235,116,176     $ 34,642,821
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $ 26,117,095     $ 17,187,853     $ 19,849,146     $ 87,768,448      $ 70,036,752      $197,682,297     $ 12,459,513

           32,489           21,336           26,623          127,533            92,512           279,563           16,978
            2,359            2,411            3,132           15,745            11,587            34,575            2,144
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $ 26,082,247     $ 17,164,106     $ 19,819,391     $ 87,625,170      $ 69,932,653      $197,368,159     $ 12,440,391
     ============     ============     ============     ============      ============      ============     ============
     $  9,403,083     $  4,360,560     $ 12,095,000     $ 60,036,275      $ 47,585,197      $133,315,048     $  8,604,740
       14,679,546        5,632,215        5,948,635       25,743,072        18,335,203        56,757,278        3,309,526
          208,669               --          120,222          180,661           410,780           410,204               --
        1,790,949        1,813,661        1,655,534        1,665,162         3,601,473         6,885,629          526,125
               --        5,357,670               --               --                --                --               --
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $ 26,082,247     $ 17,164,106     $ 19,819,391     $ 87,625,170      $ 69,932,653      $197,368,159     $ 12,440,391
     ============     ============     ============     ============      ============      ============     ============
     $      17.58     $      10.72     $      17.18     $      24.50      $      21.84      $      27.26     $      16.15
     ============     ============     ============     ============      ============      ============     ============
     $      12.33     $      10.76     $      13.19     $       9.21      $      13.95      $       8.93     $       9.92
     ============     ============     ============     ============      ============      ============     ============
     $      11.57     $         --     $      11.08     $       9.24      $      14.00      $      10.06     $         --
     ============     ============     ============     ============      ============      ============     ============
     $      11.67     $      10.84     $      10.87     $      10.57      $      13.36      $      10.95     $      11.96
     ============     ============     ============     ============      ============      ============     ============
     $ 25,129,779     $ 15,169,539     $ 20,274,694     $108,135,975      $ 69,032,561      $192,035,777     $ 11,065,605
     ============     ============     ============     ============      ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             MID CAP          MID CAP         SMALL CAP
                                                              CORE--          GROWTH--         GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  9,355,853     $ 12,298,880     $ 13,658,166

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         12,799           15,064           17,116
    Administrative charges..............................          1,811            1,814            1,999
                                                           ------------     ------------     ------------
      Total net assets..................................   $  9,341,243     $ 12,282,002     $ 13,639,051
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  1,678,427     $  2,810,267     $  3,240,196
    Group 2 Policies....................................      1,639,726        3,516,693        4,170,099
    Group 3 Policies....................................             --               --               --
    Group 4 Policies....................................        565,860        1,304,015        1,337,175
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...      5,457,230        4,651,027        4,891,581
                                                           ------------     ------------     ------------
      Total net assets..................................   $  9,341,243     $ 12,282,002     $ 13,639,051
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      10.91     $       9.30     $       9.78
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      11.04     $       9.68     $      10.04
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $          -     $         --
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.63     $      10.85     $      11.58
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  8,216,520     $ 11,529,115     $ 12,181,711
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     MAINSTAY VP                     MAINSTAY VP
                                      AMERICAN       MAINSTAY VP     EAGLE ASSET        ALGER             ALGER
     MAINSTAY VP                       CENTURY      DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH         LEVERAGED           SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES
    -----------------------------------------------------------------------------------------------------------------
    $ 55,226,260    $ 57,736,613    $  5,234,411    $  5,750,811    $ 16,355,897     $     38,473      $ 25,826,225

          80,626          81,196           5,897           6,816          20,188               --            35,449
          11,009          10,518             307             305             801               --             3,716
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 55,134,625    $ 57,644,899    $  5,228,207    $  5,743,690    $ 16,334,908     $     38,473      $ 25,787,060
    ============    ============    ============    ============    ============     ============      ============
    $ 42,608,728    $ 40,618,306    $  1,371,311    $  1,238,330    $  3,206,524     $         --      $ 14,285,683
      11,609,595      14,264,805       3,183,048       4,035,118      12,282,782               --        10,176,927
           2,560         736,460         350,403          63,156         190,989           38,473           894,097
         913,742       2,025,328         323,445         407,086         654,613               --           430,353
              --              --              --              --              --               --                --
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 55,134,625    $ 57,644,899    $  5,228,207    $  5,743,690    $ 16,334,908     $     38,473      $ 25,787,060
    ============    ============    ============    ============    ============     ============      ============
    $      19.59    $      19.78    $       8.72    $       9.56    $       6.95     $         --      $       9.15
    ============    ============    ============    ============    ============     ============      ============
    $       9.57    $      11.81    $       9.07    $      10.18    $       9.41     $         --      $       6.90
    ============    ============    ============    ============    ============     ============      ============
    $      10.23    $      10.11    $      10.52    $      10.56    $       9.30     $      11.92      $      10.82
    ============    ============    ============    ============    ============     ============      ============
    $      10.84    $      10.31    $      11.14    $      10.64    $      10.54     $         --      $      11.77
    ============    ============    ============    ============    ============     ============      ============
    $ 60,081,128    $ 57,311,547    $  4,909,114    $  5,410,083    $ 16,922,349     $     35,702      $ 22,076,096
    ============    ============    ============    ============    ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                             AMERICAN          AMERICAN
                                                            CENTURY VP        CENTURY VP        CALVERT
                                                          INTERNATIONAL--      VALUE--           SOCIAL
                                                             CLASS II          CLASS II         BALANCED
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    207,774      $    188,547     $  3,278,964

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --                --            4,450
    Administrative charges..............................             --                --              377
                                                           ------------      ------------     ------------
      Total net assets..................................   $    207,774      $    188,547     $  3,274,137
                                                           ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $         --     $  1,377,107
    Group 2 Policies....................................             --                --        1,712,312
    Group 3 Policies....................................        207,774           188,547               --
    Group 4 Policies....................................             --                --          184,718
                                                           ------------      ------------     ------------
      Total net assets..................................   $    207,774      $    188,547     $  3,274,137
                                                           ============      ============     ============
    Group 1 variable accumulation unit value............   $         --      $         --     $      14.04
                                                           ============      ============     ============
    Group 2 variable accumulation unit value............   $         --      $         --     $       9.93
                                                           ============      ============     ============
    Group 3 variable accumulation unit value............   $      11.98      $      12.68     $         --
                                                           ============      ============     ============
    Group 4 variable accumulation unit value............   $         --      $         --     $      11.11
                                                           ============      ============     ============
Identified Cost of Investment...........................   $    201,121      $    162,277     $  3,316,031
                                                           ============      ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                   FIDELITY(R)
                                                             FIDELITY(R)                                               VIP
      DREYFUS IP       DREYFUS VIF        FIDELITY(R)            VIP           FIDELITY(R)       FIDELITY(R)       INVESTMENT
      TECHNOLOGY        DEVELOPING            VIP              EQUITY-             VIP               VIP              GRADE
       GROWTH--         LEADERS--       CONTRAFUND(R)--       INCOME--          GROWTH--         INDEX 500--         BOND--
    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $  4,211,651      $    135,273       $ 93,045,563      $ 37,212,656      $    257,508      $    613,343      $     89,115

            4,414                --            131,383            50,623                --                --                --
              358                --             15,365             5,745                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  4,206,879      $    135,273       $ 92,898,815      $ 37,156,288      $    257,508      $    613,343      $     89,115
     ============      ============       ============      ============      ============      ============      ============
     $  1,632,571      $         --       $ 59,023,803      $ 22,122,234      $         --      $         --      $         --
        1,884,165                --         30,734,304        12,852,763                --                --                --
           53,163           135,273            640,658           732,493           257,508           613,343            89,115
          636,980                --          2,500,050         1,448,798                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  4,206,879      $    135,273       $ 92,898,815      $ 37,156,288      $    257,508      $    613,343      $     89,115
     ============      ============       ============      ============      ============      ============      ============
     $       8.81      $         --       $      18.94      $      16.76      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $       9.13      $         --       $      11.08      $      11.57      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $      11.51      $      12.75       $      11.48      $      11.17      $       9.05      $       9.74      $      10.70
     ============      ============       ============      ============      ============      ============      ============
     $      11.59      $         --       $      11.47      $      11.09      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $  3,613,081      $    103,483       $ 89,931,275      $ 35,599,045      $    223,309      $    543,514      $     86,817
     ============      ============       ============      ============      ============      ============      ============


      FIDELITY(R)
          VIP
       MID CAP--
     INITIAL CLASS
     -------------
     $    631,987
               --
               --
     ------------
     $    631,987
     ============
     $         --
               --
          631,987
               --
     ------------
     $    631,987
     ============
     $         --
     ============
     $         --
     ============
     $      12.89
     ============
     $         --
     ============
     $    498,268
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003

                                                                              JANUS ASPEN
                                                                                SERIES          JANUS ASPEN
                                                            FIDELITY(R)         MID CAP           SERIES
                                                                VIP            GROWTH--         BALANCED--
                                                            OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL
                                                           INITIAL CLASS        SHARES            SHARES
                                                          ---------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    508,761      $     27,243      $ 94,956,965

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --                --           128,178
    Administrative charges..............................             --                --            11,220
                                                           ------------      ------------      ------------
      Total net assets..................................   $    508,761      $     27,243      $ 94,817,567
                                                           ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $         --      $ 43,233,819
    Group 2 Policies....................................             --                --        47,915,840
    Group 3 Policies....................................        508,761            27,243           245,742
    Group 4 Policies....................................             --                --         3,422,166
                                                           ------------      ------------      ------------
      Total net assets..................................   $    508,761      $     27,243      $ 94,817,567
                                                           ============      ============      ============
    Group 1 variable accumulation unit value............   $         --      $         --      $      19.97
                                                           ============      ============      ============
    Group 2 variable accumulation unit value............   $         --      $         --      $      11.27
                                                           ============      ============      ============
    Group 3 variable accumulation unit value............   $      11.29      $      10.41      $      10.72
                                                           ============      ============      ============
    Group 4 variable accumulation unit value............   $         --      $         --      $      10.80
                                                           ============      ============      ============
Identified Cost of Investment...........................   $    418,977      $     24,621      $ 97,141,652
                                                           ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

      JANUS ASPEN
        SERIES            MFS(R)            MFS(R)                             NEUBERGER          T. ROWE           T. ROWE
       WORLDWIDE         INVESTORS            NEW             MFS(R)            BERMAN             PRICE             PRICE
       GROWTH--            TRUST           DISCOVERY         UTILITIES            AMT             EQUITY           LIMITED-
     INSTITUTIONAL       SERIES--          SERIES--          SERIES--           MID-CAP           INCOME           TERM BOND
        SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        GROWTH           PORTFOLIO         PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
     $ 94,587,824      $     54,254      $     21,801      $      4,559      $     39,221      $ 21,010,128      $    269,221

          134,804                --                --                --                --            24,337                --
           13,686                --                --                --                --             1,507                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 94,439,334      $     54,254      $     21,801      $      4,559      $     39,221      $ 20,984,284      $    269,221
     ============      ============      ============      ============      ============      ============      ============
     $ 51,896,963      $         --      $         --      $         --      $         --      $  6,156,014      $         --
       40,827,087                --                --                --                --        12,401,933                --
          185,236            54,254            21,801             4,559            39,221           662,487           269,221
        1,530,048                --                --                --                --         1,763,850                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 94,439,334      $     54,254      $     21,801      $      4,559      $     39,221      $ 20,984,284      $    269,221
     ============      ============      ============      ============      ============      ============      ============
     $      15.33      $         --      $         --      $         --      $         --      $      11.92      $         --
     ============      ============      ============      ============      ============      ============      ============
     $       8.35      $         --      $         --      $         --      $         --      $      12.05      $         --
     ============      ============      ============      ============      ============      ============      ============
     $       9.46      $       9.63      $      10.54      $      12.87      $      10.42      $      10.85      $      10.52
     ============      ============      ============      ============      ============      ============      ============
     $      10.15      $         --      $         --      $         --      $         --      $      10.92      $         --
     ============      ============      ============      ============      ============      ============      ============
     $128,101,741      $     56,947      $     20,692      $      3,784      $     35,973      $ 18,878,113      $    271,611
     ============      ============      ============      ============      ============      ============      ============


         VAN ECK
        WORLDWIDE
          HARD
         ASSETS
     ---------------
      $      4,398
                --
                --
      ------------
      $      4,398
      ============
      $         --
                --
             4,398
                --
      ------------
      $      4,398
      ============
      $         --
      ============
      $         --
      ============
      $      11.38
      ============
      $         --
      ============
      $      3,866
      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                           VAN KAMPEN      VAN KAMPEN       VAN KAMPEN
                                                          UIF EMERGING    UIF EMERGING       UIF U.S.
                                                            MARKETS         MARKETS            REAL
                                                             DEBT--         EQUITY--         ESTATE--
                                                            CLASS I         CLASS I          CLASS I
                                                          ----------------------------------------------
ASSETS:
  Investment at net asset value.........................  $    20,099     $ 16,884,613     $      3,580

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................           --           23,812               --
    Administrative charges..............................           --            2,557               --
                                                          ------------    ------------     ------------
      Total net assets..................................  $    20,099     $ 16,858,244     $      3,580
                                                          ============    ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................  $        --     $  9,762,021     $         --
    Group 2 Policies....................................           --        6,723,627               --
    Group 3 Policies....................................       20,099            2,042            3,580
    Group 4 Policies....................................           --          370,554               --
                                                          ------------    ------------     ------------
      Total net assets..................................  $    20,099     $ 16,858,244     $      3,580
                                                          ============    ============     ============
    Group 1 variable accumulation unit value............  $        --     $      11.00     $         --
                                                          ============    ============     ============
    Group 2 variable accumulation unit value............  $        --     $      11.29     $         --
                                                          ============    ============     ============
    Group 3 variable accumulation unit value............  $     10.94     $      12.09     $      12.00
                                                          ============    ============     ============
    Group 4 variable accumulation unit value............  $        --     $      12.42     $         --
                                                          ============    ============     ============
Identified Cost of Investment...........................  $    18,427     $ 12,967,554     $      3,255
                                                          ============    ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2003


                                                          MAINSTAY VP                                        MAINSTAY VP
                                         MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP         EQUITY
                                            BOND--       APPRECIATION--        CASH        CONVERTIBLE--       INCOME--
                                        INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $   1,019,229    $     433,393    $     257,326    $     541,600    $     146,281
 Mortality and expense risk charges....      (127,851)      (1,072,537)        (187,232)        (107,673)         (66,163)
 Administrative charges................       (14,553)        (147,370)         (19,593)          (7,934)          (7,686)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       876,825         (786,514)          50,501          425,993           72,432
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     3,450,222        5,018,554       58,602,652          931,019        1,086,348
 Cost of investments sold..............    (3,235,066)      (6,457,445)     (58,603,607)      (1,175,523)      (1,179,486)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................       215,156       (1,438,891)            (955)        (244,504)         (93,138)
 Realized gain distribution received...       609,025               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......      (801,095)      46,732,604             (834)       4,079,420        3,518,887
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....        23,086       45,293,713           (1,789)       3,834,916        3,425,749
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $     899,911    $  44,507,199    $      48,712    $   4,260,909    $   3,498,181
                                        =============    =============    =============    =============    =============

                                                                                                             MAINSTAY VP
                                                                                                               AMERICAN
                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                           MID CAP         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                           GROWTH--         GROWTH--         RETURN--         VALUE--          GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $          --    $          --    $     959,599    $     778,786    $      65,637
 Mortality and expense risk charges....       (40,047)         (46,684)        (282,773)        (261,822)         (17,759)
 Administrative charges................        (5,003)          (5,660)         (39,092)         (34,467)            (891)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       (45,050)         (52,344)         637,734          482,497           46,987
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....       463,921          858,935        3,148,776        2,587,228          146,973
 Cost of investments sold..............      (521,868)        (882,736)      (3,168,152)      (3,218,256)        (188,110)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................       (57,947)         (23,801)         (19,376)        (631,028)         (41,137)
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......     2,929,943        3,263,793        8,056,658       11,991,950        1,015,362
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....     2,871,996        3,239,992        8,037,282       11,360,922          974,225
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $   2,826,946    $   3,187,648    $   8,675,016    $  11,843,419    $   1,021,212
                                        =============    =============    =============    =============    =============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.

(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
                      MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------
    $     930,046    $     820,647    $   4,628,603    $   2,335,984    $     196,929    $      33,515
         (111,067)        (412,983)        (298,987)        (900,542)         (51,918)         (38,457)
          (13,129)         (51,558)         (38,067)        (112,864)          (6,706)          (5,563)
    -------------    -------------    -------------    -------------    -------------    -------------
          805,850          356,106        4,291,549        1,322,578          138,305          (10,505)
    -------------    -------------    -------------    -------------    -------------    -------------
        5,689,728        3,268,836        4,721,351        6,982,568       20,980,239          180,028
       (5,294,962)      (5,661,037)      (5,679,068)      (8,006,068)     (19,887,205)        (196,844)
    -------------    -------------    -------------    -------------    -------------    -------------
          394,766       (2,392,201)        (957,717)      (1,023,500)       1,093,034          (16,816)
               --               --               --               --               --               --
         (958,137)      19,497,925       12,948,268       40,421,525        1,479,703        2,166,680
    -------------    -------------    -------------    -------------    -------------    -------------
         (563,371)      17,105,724       11,990,551       39,398,025        2,572,737        2,149,864
    -------------    -------------    -------------    -------------    -------------    -------------
    $     242,479    $  17,461,830    $  16,282,100    $  40,720,603    $   2,711,042    $   2,139,359
    =============    =============    =============    =============    =============    =============

     MAINSTAY VP      MAINSTAY VP
       DREYFUS        EAGLE ASSET            ALGER               ALGER
        LARGE          MANAGEMENT          AMERICAN             AMERICAN          AMERICAN          AMERICAN
       COMPANY           GROWTH            LEVERAGED             SMALL           CENTURY VP        CENTURY VP
       VALUE--          EQUITY--           ALL CAP--        CAPITALIZATION--   INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS      CLASS O SHARES       CLASS O SHARES       CLASS II          CLASS II
    -----------------------------------------------------------------------------------------------------------
    $      40,147    $      24,743       $          --       $          --      $           3    $          19
          (20,305)         (64,466)                 --            (106,019)                --               --
             (923)          (2,600)                 --             (11,162)                --               --
    -------------    -------------       -------------       -------------      -------------    -------------
           18,919          (42,323)                 --            (117,181)                 3               19
    -------------    -------------       -------------       -------------      -------------    -------------
          303,290          638,932               5,047           1,082,689              1,572            1,809
         (406,294)      (1,093,641)             (4,383)         (1,222,111)            (1,357)          (1,580)
    -------------    -------------       -------------       -------------      -------------    -------------
         (103,004)        (454,709)                664            (139,422)               215              229
               --               --                  --                  --                 --               --
        1,150,595        3,682,736               3,410           7,294,458              6,659           26,286
    -------------    -------------       -------------       -------------      -------------    -------------
        1,047,591        3,228,027               4,074           7,155,036              6,874           26,515
    -------------    -------------       -------------       -------------      -------------    -------------
    $   1,066,510    $   3,185,704       $       4,074       $   7,037,855      $       6,877    $      26,534
    =============    =============       =============       =============      =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                      DREYFUS IP          DREYFUS VIF         FIDELITY(R)
                                                     CALVERT          TECHNOLOGY          DEVELOPING              VIP
                                                     SOCIAL            GROWTH--            LEADERS--        CONTRAFUND(R)--
                                                    BALANCED        INITIAL SHARES     INITIAL SHARES(A)     INITIAL CLASS
                                                 --------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income................................  $      58,216     $          --        $          35       $     323,503
 Mortality and expense risk charges.............        (15,240)           (9,882)                  --            (415,270)
 Administrative charges.........................         (1,293)             (718)                  --             (49,142)
                                                  -------------     -------------        -------------       -------------
     Net investment income (loss)...............         41,683           (10,600)                  35            (140,909)
                                                  -------------     -------------        -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments..............        451,934           529,098                5,099           2,409,363
 Cost of investments sold.......................       (597,135)         (601,400)              (4,472)         (3,122,828)
                                                  -------------     -------------        -------------       -------------
     Net realized gain (loss) on investments....       (145,201)          (72,302)                 627            (713,465)
 Realized gain distribution received............             --                --                   --                  --
 Change in unrealized appreciation
   (depreciation) on investments................        612,700           882,983               31,791          20,053,173
                                                  -------------     -------------        -------------       -------------
     Net gain (loss) on investments.............        467,499           810,681               32,418          19,339,708
                                                  -------------     -------------        -------------       -------------
       Net increase (decrease) in net assets
        resulting from operations...............  $     509,182     $     800,081        $      32,453       $  19,198,799
                                                  =============     =============        =============       =============

                                                                     JANUS ASPEN                              MFS(R)
                                                   JANUS ASPEN          SERIES            MFS(R)               NEW
                                                     SERIES           WORLDWIDE          INVESTORS          DISCOVERY
                                                   BALANCED--          GROWTH--            TRUST             SERIES--
                                                  INSTITUTIONAL     INSTITUTIONAL        SERIES--            INITIAL
                                                     SHARES             SHARES         INITIAL CLASS        SHARES(D)
                                                 -------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income................................  $   1,918,500     $     886,059      $         325      $          --
 Mortality and expense risk charges.............       (446,867)         (430,142)                --                 --
 Administrative charges.........................        (39,830)          (44,533)                --                 --
                                                  -------------     -------------      -------------      -------------
     Net investment income (loss)...............      1,431,803           411,384                325                 --
                                                  -------------     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments..............      3,639,769         3,457,221              2,099                164
 Cost of investments sold.......................     (3,806,641)       (6,636,318)            (2,525)              (159)
                                                  -------------     -------------      -------------      -------------
     Net realized gain (loss) on investments....       (166,872)       (3,179,097)              (426)                 5
 Realized gain distribution received............             --                --                 --                 --
 Change in unrealized appreciation
   (depreciation) on investments................      9,568,785        20,369,394             10,066              1,109
                                                  -------------     -------------      -------------      -------------
     Net gain (loss) on investments.............      9,401,913        17,190,297              9,640              1,114
                                                  -------------     -------------      -------------      -------------
       Net increase (decrease) in net assets
        resulting from operations...............  $  10,833,716     $  17,601,681      $       9,965      $       1,114
                                                  =============     =============      =============      =============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.

(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                                                            FIDELITY(R)                                           JANUS ASPEN
      FIDELITY(R)                                               VIP                                                 SERIES
          VIP           FIDELITY(R)       FIDELITY(R)       INVESTMENT        FIDELITY(R)       FIDELITY(R)         MID CAP
        EQUITY-             VIP               VIP              GRADE              VIP               VIP            GROWTH--
       INCOME--          GROWTH--         INDEX 500--         BOND--           MID CAP--        OVERSEAS--       INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $     474,226     $         300     $       2,112     $       2,772     $       2,052     $         126     $          --
          (156,909)               --                --                --                --                --                --
           (18,100)               --                --                --                --                --                --
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           299,217               300             2,112             2,772             2,052               126                --
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         1,541,944            97,126            72,185            60,041           191,361             9,104               344
        (1,917,488)         (149,909)          (99,085)          (60,306)         (209,082)           (7,809)             (355)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
          (375,544)          (52,783)          (26,900)             (265)          (17,721)            1,295               (11)
                --                --                --               975                --                --                --
         8,160,845            81,553            93,938             1,435           166,314            90,002             2,661
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         7,785,301            28,770            67,038             2,145           148,593            91,297             2,650
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $   8,084,518     $      29,070     $      69,150     $       4,917     $     150,645     $      91,423     $       2,650
     =============     =============     =============     =============     =============     =============     =============

                                                                                         VAN
                                                                                       KAMPEN            VAN             VAN
       MFS(R)                          T. ROWE         T. ROWE                           UIF         KAMPEN UIF        KAMPEN
      UTILITIES       NEUBERGER         PRICE           PRICE          VAN ECK        EMERGING        EMERGING           UIF
      SERIES--         BERMAN          EQUITY         LIMITED-        WORLDWIDE        MARKETS         MARKETS        U.S. REAL
       INITIAL        AMT MID-         INCOME         TERM BOND         HARD           DEBT--         EQUITY--        ESTATE--
      CLASS(A)       CAP GROWTH       PORTFOLIO       PORTFOLIO       ASSETS(E)      CLASS I(B)        CLASS I       CLASS I(C)
    -----------------------------------------------------------------------------------------------------------------------------
    $         80    $         --    $    271,562    $      6,740    $         --    $         --    $         --    $          --
              --              --         (72,536)             --              --              --         (65,831)              --
              --              --          (4,492)             --              --              --          (7,181)              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
              80              --         194,534           6,740              --              --         (73,012)              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           1,464           1,605         851,819         100,289              69             129       1,136,236              344
          (1,377)         (1,894)       (924,588)        (98,293)            (63)           (124)     (1,362,001)            (318)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
              87            (289)        (72,769)          1,996               6               5        (225,765)              26
              --              --              --             526              --              --              --               --
             775           4,365       3,621,208          (2,894)            532           1,672       5,481,429              324
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
             862           4,076       3,548,439            (372)            538           1,677       5,255,664              350
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $        942    $      4,076    $  3,742,973    $      6,368    $        538    $      1,677    $  5,182,652    $         350
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003
and December 31, 2002

                                                          MAINSTAY VP                   MAINSTAY VP
                                                            BOND--                CAPITAL APPRECIATION--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    876,825   $    795,201   $   (786,514)  $ (1,046,371)
   Net realized gain (loss) on investments......       215,156         16,009     (1,438,891)   (17,909,594)
   Realized gain distribution received..........       609,025         18,759             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............      (801,095)       757,241     46,732,604    (51,462,147)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       899,911      1,587,210     44,507,199    (70,418,112)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     5,896,006      5,400,541     51,120,846     60,728,045
   Cost of insurance............................    (2,088,752)    (1,705,342)   (20,510,719)   (22,129,678)
   Policyowners' surrenders.....................    (1,530,458)      (832,790)    (9,680,674)    (9,122,762)
   Net transfers from (to) Fixed Account........       414,346       (777,493)    (3,384,419)    (5,121,057)
   Transfers between Investment Divisions.......      (260,676)     1,872,307     (3,824,291)    (6,568,982)
   Policyowners' death benefits.................       (64,348)       (37,586)      (360,461)      (271,936)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     2,366,118      3,919,637     13,360,282     17,513,630
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (981)        (1,734)       (53,098)       102,770
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     3,265,048      5,505,113     57,814,383    (52,801,712)
NET ASSETS:
   Beginning of year............................    21,563,243     16,058,130    162,194,105    214,995,817
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 24,828,291   $ 21,563,243   $220,008,488   $162,194,105
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        CASH MANAGEMENT
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     50,501   $    347,895
   Net realized gain (loss) on investments......          (955)         2,227
   Realized gain distribution received..........            --            356
   Change in unrealized appreciation
     (depreciation) on investments..............          (834)           (53)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        48,712        350,425
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    14,413,998     14,399,746
   Cost of insurance............................    (3,574,234)    (3,686,302)
   Policyowners' surrenders.....................   (17,563,310)   (14,012,219)
   Net transfers from (to) Fixed Account........    11,767,263     (8,283,610)
   Transfers between Investment Divisions.......   (14,263,194)    (3,761,623)
   Policyowners' death benefits.................      (101,844)       (41,353)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    (9,321,321)   (15,385,361)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (282)          (788)
                                                  ------------   ------------
       Increase (decrease) in net assets........    (9,272,891)   (15,035,724)
NET ASSETS:
   Beginning of year............................    43,865,743     58,901,467
                                                  ------------   ------------
   End of year..................................  $ 34,592,852   $ 43,865,743
                                                  ============   ============

                                                          MAINSTAY VP
                                                          HIGH YIELD                    MAINSTAY VP
                                                       CORPORATE BOND--              INDEXED EQUITY--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $  4,291,549   $  4,125,970   $  1,322,578   $  1,049,559
   Net realized gain (loss) on investments......      (957,717)    (1,614,806)    (1,023,500)    (5,592,175)
   Realized gain distribution received..........            --             --             --        449,921
   Change in unrealized appreciation
     (depreciation) on investments..............    12,948,268     (2,047,603)    40,421,525    (33,398,038)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................    16,282,100        463,561     40,720,603    (37,490,733)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    11,052,809      9,784,242     45,120,156     49,809,832
   Cost of insurance............................    (4,827,998)    (4,056,216)   (16,039,774)   (16,371,136)
   Policyowners' surrenders.....................    (2,038,068)    (1,731,811)    (7,577,716)    (6,626,214)
   Net transfers from (to) Fixed Account........       315,804      1,354,861     (1,173,887)     1,384,493
   Transfers between Investment Divisions.......     7,276,018        989,343       (568,212)    (4,499,690)
   Policyowners' death benefits.................      (170,065)       (83,568)      (263,220)      (163,894)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........    11,608,500      6,256,851     19,497,347     23,533,391
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...       (22,117)         1,609        (46,828)        64,675
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........    27,868,483      6,722,021     60,171,122    (13,892,667)
NET ASSETS:
   Beginning of year............................    42,064,170     35,342,149    137,197,037    151,089,704
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 69,932,653   $ 42,064,170   $197,368,159   $137,197,037
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                    INTERNATIONAL EQUITY--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    138,305   $     60,953
   Net realized gain (loss) on investments......     1,093,034        (66,155)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     1,479,703       (245,060)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     2,711,042       (250,262)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     2,159,627      1,797,352
   Cost of insurance............................      (809,522)      (714,413)
   Policyowners' surrenders.....................      (300,239)      (274,188)
   Net transfers from (to) Fixed Account........       (96,535)       (11,429)
   Transfers between Investment Divisions.......     1,157,871        617,580
   Policyowners' death benefits.................        (1,880)        (4,772)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     2,109,322      1,410,130
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (3,284)         1,326
                                                  ------------   ------------
       Increase (decrease) in net assets........     4,817,080      1,161,194
NET ASSETS:
   Beginning of year............................     7,623,311      6,462,117
                                                  ------------   ------------
   End of year..................................  $ 12,440,391   $  7,623,311
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(h) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(i) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(j) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           CONVERTIBLE--                EQUITY INCOME--                GOVERNMENT--                 GROWTH EQUITY--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    425,993   $    405,605   $     72,432   $     46,118   $    805,850   $    461,191   $    356,106   $    237,831
        (244,504)      (304,022)       (93,138)      (137,372)       394,766        190,929     (2,392,201)    (2,243,699)
              --             --             --             --             --             --             --             --
       4,079,420     (1,508,947)     3,518,887     (1,488,949)      (958,137)       537,329     19,497,925    (18,118,866)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,260,909     (1,407,364)     3,498,181     (1,580,203)       242,479      1,189,449     17,461,830    (20,124,734)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,772,912      5,869,218      3,050,936      2,250,866      4,386,418      3,009,815     19,207,452     21,948,064
      (1,900,550)    (1,715,257)      (824,038)      (536,276)    (1,618,625)    (1,059,878)    (7,155,219)    (7,657,600)
        (756,385)      (621,857)      (170,889)       (87,078)    (1,361,350)      (563,351)    (3,673,583)    (2,843,775)
         311,562        704,555        333,257        941,302       (370,273)       554,983     (1,148,334)    (1,759,681)
       1,066,155        393,604      1,309,028      2,426,955     (1,214,687)     6,200,735     (1,746,427)    (1,384,677)
         (43,168)       (18,488)       (25,387)        (4,597)        (9,846)       (26,179)      (117,464)       (65,545)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,450,526      4,611,775      3,672,907      4,991,172       (188,363)     8,116,125      5,366,425      8,236,786
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (4,131)         2,340         (3,096)         2,806           (136)        (1,541)       (20,378)        32,278
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       8,707,304      3,206,751      7,167,992      3,413,775         53,980      9,304,033     22,807,877    (11,855,670)
      17,374,943     14,168,192      9,996,114      6,582,339     19,765,411     10,461,378     64,817,293     76,672,963
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 26,082,247   $ 17,374,943   $ 17,164,106   $  9,996,114   $ 19,819,391   $ 19,765,411   $ 87,625,170   $ 64,817,293
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          MID CAP CORE--               MID CAP GROWTH--             SMALL CAP GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------
    $    (10,505)  $    (19,832)  $    (45,050)  $    (34,947)  $    (52,344)  $    (38,567)
         (16,816)       (46,934)       (57,947)       (30,665)       (23,801)      (242,806)
              --             --             --             --             --             --
       2,166,680       (735,856)     2,929,943     (1,767,219)     3,263,793     (1,577,624)
    ------------   ------------   ------------   ------------   ------------   ------------
       2,139,359       (802,622)     2,826,946     (1,832,831)     3,187,648     (1,858,997)
    ------------   ------------   ------------   ------------   ------------   ------------
         958,937        633,511      1,769,994        979,585      2,272,386      1,264,778
        (233,331)      (134,631)      (416,775)      (223,284)      (534,137)      (315,037)
         (84,574)       (31,303)      (146,950)       (17,619)      (128,351)       (50,822)
         186,389        121,187        463,350        553,613        324,122        447,912
       1,027,433        570,710      2,770,032        482,397      2,393,409      1,149,352
          (1,177)          (107)          (383)            --         (1,303)          (933)
    ------------   ------------   ------------   ------------   ------------   ------------
       1,853,677      1,159,367      4,439,268      1,774,692      4,326,126      2,495,250
    ------------   ------------   ------------   ------------   ------------   ------------
          (2,359)         1,661         (2,816)         2,670         (3,148)         2,714
    ------------   ------------   ------------   ------------   ------------   ------------
       3,990,677        358,406      7,263,398        (55,469)     7,510,626        638,967
       5,350,566      4,992,160      5,018,604      5,074,073      6,128,425      5,489,458
    ------------   ------------   ------------   ------------   ------------   ------------
    $  9,341,243   $  5,350,566   $ 12,282,002   $  5,018,604   $ 13,639,051   $  6,128,425
    ============   ============   ============   ============   ============   ============

             MAINSTAY VP
           TOTAL RETURN--
            INITIAL CLASS
     ---------------------------
         2003           2002
     ---------------------------
     $    637,734   $    906,078
          (19,376)       (76,900)
               --             --
        8,056,658     (9,820,159)
     ------------   ------------
        8,675,016     (8,990,981)
     ------------   ------------
       10,765,921     12,180,978
       (4,987,012)    (5,199,225)
       (2,616,802)    (2,122,899)
       (1,113,710)      (332,959)
         (327,837)      (708,515)
         (142,032)      (155,717)
     ------------   ------------
        1,578,528      3,661,663
     ------------   ------------
          (10,468)        13,705
     ------------   ------------
       10,243,076     (5,315,613)
       44,891,549     50,207,162
     ------------   ------------
     $ 55,134,625   $ 44,891,549
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                                        MAINSTAY VP
                                                          MAINSTAY VP                AMERICAN CENTURY
                                                            VALUE--                  INCOME & GROWTH--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    482,497   $    378,435   $     46,987   $     19,134
   Net realized gain (loss) on investments......      (631,028)      (548,221)       (41,137)      (104,460)
   Realized gain distribution received..........            --         67,665             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............    11,991,950    (10,625,185)     1,015,362       (500,515)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................    11,843,419    (10,727,306)     1,021,212       (585,841)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    11,782,422     13,086,031      1,203,051      1,168,604
   Cost of insurance............................    (4,617,303)    (4,803,853)      (341,063)      (311,190)
   Policyowners' surrenders.....................    (2,224,492)    (1,700,065)       (93,482)       (81,243)
   Net transfers from (to) Fixed Account........      (473,287)       657,910         23,804        109,651
   Transfers between Investment Divisions.......        98,702        923,047        621,087        133,973
   Policyowners' death benefits.................      (114,444)       (50,724)        (1,615)        (6,611)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     4,451,598      8,112,346      1,411,782      1,013,184
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...       (12,481)        19,456           (869)           890
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........    16,282,536     (2,595,504)     2,432,125        428,233
NET ASSETS:
   Beginning of year............................    41,362,363     43,957,867      2,796,082      2,367,849
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 57,644,899   $ 41,362,363   $  5,228,207   $  2,796,082
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                         DREYFUS LARGE
                                                        COMPANY VALUE--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     18,919   $      5,275
   Net realized gain (loss) on investments......      (103,004)       (72,036)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     1,150,595       (751,026)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     1,066,510       (817,787)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,617,804      1,568,100
   Cost of insurance............................      (389,359)      (382,256)
   Policyowners' surrenders.....................      (182,944)       (68,276)
   Net transfers from (to) Fixed Account........        73,766        131,181
   Transfers between Investment Divisions.......       386,861         49,350
   Policyowners' death benefits.................          (880)          (198)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     1,505,248      1,297,901
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (969)         1,056
                                                  ------------   ------------
       Increase (decrease) in net assets........     2,570,789        481,170
NET ASSETS:
   Beginning of year............................     3,172,901      2,691,731
                                                  ------------   ------------
   End of year..................................  $  5,743,690   $  3,172,901
                                                  ============   ============

                                                                                                                DREYFUS VIF
                                                                                        DREYFUS IP               DEVELOPING
                                                            CALVERT                 TECHNOLOGY GROWTH--          LEADERS--
                                                        SOCIAL BALANCED               INITIAL SHARES           INITIAL SHARES
                                                  ---------------------------   ---------------------------   ----------------
                                                      2003           2002           2003           2002           2003(F)
                                                  ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     41,683   $     62,391   $    (10,600)  $     (4,219)    $         35
   Net realized gain (loss) on investments......      (145,201)       (83,753)       (72,302)       (92,583)             627
   Realized gain distribution received..........            --             --             --             --               --
   Change in unrealized appreciation
     (depreciation) on investments..............       612,700       (311,974)       882,983       (309,387)          31,791
                                                  ------------   ------------   ------------   ------------     ------------
     Net increase (decrease) in net assets
       resulting from operations................       509,182       (333,336)       800,081       (406,189)          32,453
                                                  ------------   ------------   ------------   ------------     ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       730,758        894,339        956,845        542,687            2,605
   Cost of insurance............................      (262,139)      (262,446)      (252,509)      (127,852)          (4,726)
   Policyowners' surrenders.....................      (293,120)      (146,316)       (67,703)        (8,135)              --
   Net transfers from (to) Fixed Account........       (28,271)        81,549        248,807        242,751            2,610
   Transfers between Investment Divisions.......         2,724        193,955      1,562,711        243,543          102,331
   Policyowners' death benefits.................          (111)          (805)        (2,942)           (30)              --
                                                  ------------   ------------   ------------   ------------     ------------
     Net contributions and (withdrawals)........       149,841        760,276      2,445,209        892,964          102,820
                                                  ------------   ------------   ------------   ------------     ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (508)           493           (606)           445               --
                                                  ------------   ------------   ------------   ------------     ------------
       Increase (decrease) in net assets........       658,515        427,433      3,244,684        487,220          135,273
NET ASSETS:
   Beginning of year............................     2,615,622      2,188,189        962,195        474,975               --
                                                  ------------   ------------   ------------   ------------     ------------
   End of year..................................  $  3,274,137   $  2,615,622   $  4,206,879   $    962,195     $    135,273
                                                  ============   ============   ============   ============     ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(h) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(i) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(j) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

            MainStay VP
            Eagle Asset                 Alger American                Alger American
         Management Growth            Leveraged All Cap--         Small Capitalization--
       Equity--Initial Class            Class O Shares                Class O Shares
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003         2002(b)          2003           2002
    ---------------------------------------------------------------------------------------
    $    (42,323)  $    (48,605)  $         --   $         --   $   (117,181)  $   (113,025)
        (454,709)      (830,713)           664            (31)      (139,422)    (1,963,361)
              --             --             --             --             --             --
       3,682,736     (2,660,979)         3,410           (638)     7,294,458     (3,919,484)
    ------------   ------------   ------------   ------------   ------------   ------------
       3,185,704     (3,540,297)         4,074           (669)     7,037,855     (5,995,870)
    ------------   ------------   ------------   ------------   ------------   ------------
       4,826,840      5,410,260          1,527             --      5,635,083      6,704,078
      (1,285,538)    (1,373,670)        (1,700)          (540)    (1,839,721)    (1,823,403)
        (495,251)      (530,244)            --             --       (816,525)      (657,407)
         (18,860)       281,501             88           (150)      (175,549)       (96,205)
        (164,618)       (27,818)        28,286          7,557        950,174        598,816
          (7,062)       (24,385)            --             --        (23,130)        (9,795)
    ------------   ------------   ------------   ------------   ------------   ------------
       2,855,511      3,735,644         28,201          6,867      3,730,332      4,716,084
    ------------   ------------   ------------   ------------   ------------   ------------
          (2,808)         4,650             --             --         (7,799)         9,547
    ------------   ------------   ------------   ------------   ------------   ------------
       6,038,407        199,997         32,275          6,198     10,760,388     (1,270,239)
      10,296,501     10,096,504          6,198             --     15,026,672     16,296,911
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 16,334,908   $ 10,296,501   $     38,473   $      6,198   $ 25,787,060   $ 15,026,672
    ============   ============   ============   ============   ============   ============

              American                      American
             Century VP                    Century VP
           International--                   Value--
              Class II                      Class II
     ---------------------------   ---------------------------
         2003         2002(d)          2003         2002(c)
     ---------------------------------------------------------
     $          3   $         --   $         19   $         --
              215             --            229              9
               --             --             --             --
            6,659             (5)        26,286            (16)
     ------------   ------------   ------------   ------------
            6,877             (5)        26,534             (7)
     ------------   ------------   ------------   ------------
               --             --          4,079             --
           (1,771)            (5)        (2,881)           (18)
               --             --             --             --
            1,200            134          5,634            492
          201,344             --        154,714             --
               --             --             --             --
     ------------   ------------   ------------   ------------
          200,773            129        161,546            474
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
          207,650            124        188,080            467
              124             --            467             --
     ------------   ------------   ------------   ------------
     $    207,774   $        124   $    188,547   $        467
     ============   ============   ============   ============

          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
          CONTRAFUND(R)--               EQUITY-INCOME--                  GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------
    $   (140,909)  $     81,983   $    299,217   $    229,117   $        300   $        312
        (713,465)      (702,805)      (375,544)      (374,692)       (52,783)        (1,443)
              --             --             --        522,044             --             --
      20,053,173     (6,121,586)     8,160,845     (5,121,633)        81,553        (43,556)
    ------------   ------------   ------------   ------------   ------------   ------------
      19,198,799     (6,742,408)     8,084,518     (4,745,164)        29,070        (44,687)
    ------------   ------------   ------------   ------------   ------------   ------------
      19,750,276     20,803,195      7,661,192      7,880,989             48             --
      (7,013,663)    (7,068,273)    (2,655,408)    (2,618,542)        (2,594)        (4,641)
      (3,394,907)    (2,642,680)    (1,398,279)    (1,083,320)            --             --
        (816,288)      (186,803)      (126,049)       586,579            250             --
       1,236,699        121,398      1,584,600        439,784        129,852             79
         (76,104)       (38,722)       (73,832)       (23,119)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       9,686,013     10,988,115      4,992,224      5,182,371        127,556         (4,562)
    ------------   ------------   ------------   ------------   ------------   ------------
         (22,441)        12,598         (8,746)         8,998             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      28,862,371      4,258,305     13,067,996        446,205        156,626        (49,249)
      64,036,444     59,778,139     24,088,292     23,642,087        100,882        150,131
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 92,898,815   $ 64,036,444   $ 37,156,288   $ 24,088,292   $    257,508   $    100,882
    ============   ============   ============   ============   ============   ============

           FIDELITY(R) VIP               FIDELITY(R) VIP
             INDEX 500--                INVESTMENT GRADE
            INITIAL CLASS              BOND--INITIAL CLASS
     ---------------------------   ---------------------------
         2003           2002           2003         2002(e)
     ---------------------------------------------------------
     $      2,112   $      1,178   $      2,772   $         --
          (26,900)        (1,238)          (265)           129
               --             --            975             --
           93,938        (23,160)         1,435            863
     ------------   ------------   ------------   ------------
           69,150        (23,220)         4,917            992
     ------------   ------------   ------------   ------------
          117,717          5,068         13,628             --
          (13,077)        (4,769)        (5,059)          (177)
               --             --             --             --
          120,743             15           (365)          (129)
          231,846          7,478         24,600         50,708
               --             --             --             --
     ------------   ------------   ------------   ------------
          457,229          7,792         32,804         50,402
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
          526,379        (15,428)        37,721         51,394
           86,964        102,392         51,394             --
     ------------   ------------   ------------   ------------
     $    613,343   $     86,964   $     89,115   $     51,394
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                        FIDELITY(R) VIP               FIDELITY(R) VIP
                                                           MID CAP--                    OVERSEAS--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003         2002(A)
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      2,052   $      3,267   $        126   $         --
   Net realized gain (loss) on investments......       (17,721)        (2,354)         1,295            (18)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       166,314        (43,618)        90,002           (219)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       150,645        (42,705)        91,423           (237)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        54,864          5,645         43,105             --
   Cost of insurance............................       (48,586)       (19,521)        (9,834)          (130)
   Policyowners' surrenders.....................            --             --             --             --
   Net transfers from (to) Fixed Account........        45,981            424            181             --
   Transfers between Investment Divisions.......        36,567        104,713        383,075          1,178
   Policyowners' death benefits.................            --             --             --             --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........        88,826         91,261        416,527          1,048
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --             --             --
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........       239,471         48,556        507,950            811
NET ASSETS:
   Beginning of year............................       392,516        343,960            811             --
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $    631,987   $    392,516   $    508,761   $        811
                                                  ============   ============   ============   ============


                                                      JANUS ASPEN SERIES
                                                       MID CAP GROWTH--
                                                     INSTITUTIONAL SHARES
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         --
   Net realized gain (loss) on investments......           (11)           (62)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............         2,661           (112)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         2,650           (174)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........            --          1,553
   Cost of insurance............................          (344)          (164)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........           149              8
   Transfers between Investment Divisions.......        22,423             --
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........        22,228          1,397
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        24,878          1,223
NET ASSETS:
   Beginning of year............................         2,365          1,142
                                                  ------------   ------------
   End of year..................................  $     27,243   $      2,365
                                                  ============   ============

                                                         T. Rowe Price                 T. Rowe Price            Van Eck
                                                         Equity Income               Limited-Term Bond         Worldwide
                                                           Portfolio                     Portfolio            Hard Assets
                                                  ---------------------------   ---------------------------   ------------
                                                      2003           2002           2003         2002(e)        2003(j)
                                                  ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    194,534   $    113,857   $      6,740   $        311   $         --
   Net realized gain (loss) on investments......       (72,769)       (67,128)         1,996             89              6
   Realized gain distribution received..........            --          8,127            526             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     3,621,208     (1,492,287)        (2,894)           505            532
                                                  ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     3,742,973     (1,437,431)         6,368            905            538
                                                  ------------   ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     5,683,966      4,518,057         23,541             --             --
   Cost of insurance............................    (1,427,788)    (1,126,436)        (9,019)          (298)           (69)
   Policyowners' surrenders.....................      (554,668)      (260,509)            --             --             --
   Net transfers from (to) Fixed Account........       409,217      1,115,172           (365)          (122)            --
   Transfers between Investment Divisions.......     2,137,466      2,100,007        162,944         85,267          3,929
   Policyowners' death benefits.................       (23,560)        (4,730)            --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     6,224,633      6,341,561        177,101         84,847          3,860
                                                  ------------   ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (3,330)         2,501             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     9,964,276      4,906,631        183,469         85,752          4,398
NET ASSETS:
   Beginning of year............................    11,020,008      6,113,377         85,752             --             --
                                                  ------------   ------------   ------------   ------------   ------------
   End of year..................................  $ 20,984,284   $ 11,020,008   $    269,221   $     85,752   $      4,398
                                                  ============   ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(h) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(i) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(j) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                MFS(R) NEW        MFS(R)
        Janus Aspen Series            Janus Aspen Series             MFS(R) INVESTORS           DISCOVERY        UTILITIES
            Balanced--                Worldwide Growth--              TRUST SERIES--             SERIES--        SERIES--
       Institutional Shares          Institutional Shares              INITIAL CLASS          INITIAL CLASS    INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   --------------   -------------
        2003           2002           2003           2002           2003           2002          2003(i)          2003(f)
    ------------------------------------------------------------------------------------------------------------------------
    $  1,431,803   $  1,395,591   $    411,384   $    249,977   $        325   $        288    $         --    $         80
        (166,872)      (100,131)    (3,179,097)    (1,829,952)          (426)          (308)              5              87
              --             --             --             --             --             --              --              --
       9,568,785     (6,432,043)    20,369,394    (20,771,292)        10,066        (12,582)          1,109             775
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
      10,833,716     (5,136,583)    17,601,681    (22,351,267)         9,965        (12,602)          1,114             942
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
      23,004,147     25,506,150     24,508,031     29,009,024             --             --              --           2,477
      (7,768,782)    (7,820,315)    (7,741,063)    (8,590,662)        (2,099)        (1,658)           (164)           (994)
      (3,678,487)    (2,877,257)    (3,703,583)    (3,174,246)            --             --              --              --
        (416,925)     1,584,432     (1,221,648)      (703,861)            --             10              --           2,604
      (1,341,897)       418,266     (4,262,139)    (2,868,183)            --             --          20,851            (470)
        (103,194)       (98,683)       (95,331)       (37,453)            --             --              --              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
       9,694,862     16,712,593      7,484,267     13,634,619         (2,099)        (1,648)         20,687           3,617
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
         (11,286)         9,287        (19,791)        35,656             --             --              --              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
      20,517,292     11,585,297     25,066,157     (8,680,992)         7,866        (14,250)         21,801           4,559
      74,300,275     62,714,978     69,373,177     78,054,169         46,388         60,638              --              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------    ------------
    $ 94,817,567   $ 74,300,275   $ 94,439,334   $ 69,373,177   $     54,254   $     46,388    $     21,801    $      4,559
    ============   ============   ============   ============   ============   ============    ============    ============


          NEUBERGER BERMAN
             AMT MID-CAP
               GROWTH
     ---------------------------
         2003           2002
     ---------------------------
     $         --   $         --
             (289)        (1,548)
               --             --
            4,365         (1,701)
     ------------   ------------
            4,076         (3,249)
     ------------   ------------
               --         19,180
           (1,755)        (1,066)
               --             --
              131         45,795
           27,178        (55,508)
               --             --
     ------------   ------------
           25,554          8,401
     ------------   ------------
               --             --
     ------------   ------------
           29,630          5,152
            9,591          4,439
     ------------   ------------
     $     39,221   $      9,591
     ============   ============

      Van Kampen               Van Kampen              Van Kampen
     UIF Emerging             UIF Emerging              UIF U.S.
    Markets Debt--          Markets Equity--          Real Estate--
       Class I                  Class I                  Class I
    --------------   ------------------------------   -------------
       2003(g)           2003              2002          2003(h)
    ---------------------------------------------------------------
     $         --    $    (73,012)     $    (62,306)  $         --
                5        (225,765)       (1,680,372)            26
               --              --                --             --
            1,672       5,481,429           751,411            324
     ------------    ------------      ------------   ------------
            1,677       5,182,652          (991,267)           350
     ------------    ------------      ------------   ------------
               --       3,132,878         3,501,462          3,472
             (129)     (1,084,588)       (1,138,898)          (344)
               --        (497,548)         (462,808)            --
               --        (106,879)         (115,199)            --
           18,551         844,883          (307,104)           102
               --         (35,175)           (6,791)            --
     ------------    ------------      ------------   ------------
           18,422       2,253,571         1,470,662          3,230
     ------------    ------------      ------------   ------------
               --          (5,958)            1,719             --
     ------------    ------------      ------------   ------------
           20,099       7,430,265           481,114          3,580
               --       9,427,979         8,946,865             --
     ------------    ------------      ------------   ------------
     $     20,099    $ 16,858,244      $  9,427,979   $      3,580
     ============    ============      ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider"). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers forty-six variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Twenty-seven of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-two of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions are available for all Group 1, Group 2 and Group 4 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Equity Income, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth - Initial Shares, Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Janus Aspen Series Balanced - Institutional Shares, Janus Aspen Series Worldwide Growth - Institutional Shares, T. Rowe Price Equity Income Portfolio, and Van Kampen UIF Emerging Markets Equity - Class I.

The following Investment Divisions are available for Group 3 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income and Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap - Class O Shares, Alger American Small Capitalization - Class O Shares, American Century VP Inflation
Protection - Class II, American Century VP International - Class II, American Century VP Value - Class II, Dreyfus IP Technology Growth - Initial Shares, Dreyfus VIF Developing Leaders - Initial Shares (formerly known as Dreyfus VIF Small Cap), Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Fidelity(R) VIP Growth - Initial Class, Fidelity(R) VIP Index 500 - Initial Class, Fidelity(R) VIP Investment Grade
Bond - Initial Class, Fidelity(R) VIP Mid Cap - Initial Class, Fidelity(R) VIP Overseas - Initial Class, Janus Aspen Series Mid Cap Growth - Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Balanced - Institutional Shares, Janus Aspen Series Worldwide
Growth - Institutional Shares, MFS(R) Investors Trust Series - Initial Class, MFS(R) New Discovery Series - Initial Class, MFS(R) Research Series - Initial Class, MFS(R) Utilities Series - Initial Class, Neuberger Berman AMT Mid-

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

Cap Growth, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Hard Assets, Van Eck Worldwide Absolute Return, Van Kampen UIF Emerging Markets Debt - Class I, Van Kampen UIF Emerging Markets Equity - Class I, and Van Kampen UIF U.S. Real Estate - Class I.

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Divisions: American Century VP Inflation Protection - Class II, MFS(R) Research Series, and Van Eck Worldwide Absolute Return.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2003, the investments of VUL Separate Account-I are as follows:


                                                      MAINSTAY VP                                        MAINSTAY VP
                                     MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP         EQUITY
                                        BOND--       APPRECIATION--        CASH        CONVERTIBLE--       INCOME--
                                    INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                    --------------------------------------------------------------------------------
Number of shares..................         1,854           10,648           34,642            2,414            1,614
Identified cost...................    $   25,024       $  235,116       $   34,643       $   25,130       $   15,170

                                                                                                         MAINSTAY VP
                                                                                                           AMERICAN
                                     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                       MID CAP         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                       GROWTH--         GROWTH--         RETURN--         VALUE--          GROWTH--
                                    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                    --------------------------------------------------------------------------------
Number of shares..................         1,299            1,372            3,466            3,860              506
Identified cost...................    $   11,529       $   12,182       $   60,081       $   57,312       $    4,909

  Investment activity for the year ended December 31, 2003, was as follows:


                                                      MAINSTAY VP                                        MAINSTAY VP
                                     MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP         EQUITY
                                        BOND--       APPRECIATION--        CASH        CONVERTIBLE--       INCOME--
                                    INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                    --------------------------------------------------------------------------------
Purchases.........................    $    7,305       $   17,624       $   49,317       $    5,813       $    4,837
Proceeds from sales...............         3,450            5,019           58,603              931            1,086

                                                                                                         MAINSTAY VP
                                                                                                           AMERICAN
                                     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                       MID CAP         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                       GROWTH--         GROWTH--         RETURN--         VALUE--          GROWTH--
                                    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                    --------------------------------------------------------------------------------
Purchases.........................    $    4,864       $    5,139       $    5,369       $    7,531       $    1,607
Proceeds from sales...............           464              859            3,149            2,587              147

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                        MAINSTAY VP
                      MAINSTAY VP        HIGH YIELD        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH          CORPORATE           INDEXED        INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--           BOND--            EQUITY--          EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
           1,850            4,681             7,446              8,824             1,027              849
      $   20,275       $  108,136        $   69,033         $  192,036        $   11,066       $    8,217

                      MAINSTAY VP
     MAINSTAY VP      EAGLE ASSET          ALGER              ALGER
    DREYFUS LARGE      MANAGEMENT         AMERICAN           AMERICAN          AMERICAN          AMERICAN
       COMPANY           GROWTH          LEVERAGED            SMALL           CENTURY VP        CENTURY VP
       VALUE--          EQUITY--         ALL CAP--       CAPITALIZATION--   INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES     CLASS O SHARES       CLASS II          CLASS II
    --------------------------------------------------------------------------------------------------------
             565            1,437                 1              1,486                32                24
      $    5,410       $   16,922        $       36         $   22,076        $      201        $      162

                                        MAINSTAY VP
                      MAINSTAY VP        HIGH YIELD        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH          CORPORATE           INDEXED        INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--           BOND--            EQUITY--          EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
      $    6,307       $    9,005        $   20,637         $   27,835        $   23,231       $    2,026
           5,690            3,269             4,721              6,983            20,980              180

                      MAINSTAY VP
     MAINSTAY VP      EAGLE ASSET          ALGER              ALGER
    DREYFUS LARGE      MANAGEMENT         AMERICAN           AMERICAN          AMERICAN          AMERICAN
       COMPANY           GROWTH          LEVERAGED            SMALL           CENTURY VP        CENTURY VP
       VALUE--          EQUITY--         ALL CAP--       CAPITALIZATION--   INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES     CLASS O SHARES       CLASS II          CLASS II
    --------------------------------------------------------------------------------------------------------
      $    1,829       $    3,456        $       33         $    4,704        $      202        $      163
             303              639                 5              1,083                 2                 2

--------------------------------------------------------------------------------


                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................          1,865                485                  4              4,023              1,605
Identified cost...................     $    3,316         $    3,613         $      103         $   89,931         $   35,599

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)           NEUBERGER
                                        GROWTH--            TRUST            DISCOVERY          UTILITIES          BERMAN AMT
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           MID-CAP
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS          GROWTH
                                    --------------------------------------------------------------------------------------------
Number of shares..................          3,663                  3                  2                 --                  3
Identified cost...................     $  128,102         $       57         $       21         $        4         $       36

  Investment activity for the year ended December 31, 2003, was as follows:

                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................     $      644         $    2,967         $      108         $   11,974         $    6,841
Proceeds from sales...............            452                529                  5              2,409              1,542

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)           NEUBERGER
                                        GROWTH--            TRUST            DISCOVERY          UTILITIES          BERMAN AMT
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           MID-CAP
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS          GROWTH
                                    --------------------------------------------------------------------------------------------
Purchases.........................     $   11,372         $       --         $       21         $        5         $       27
Proceeds from sales...............          3,457                  2                 --                  1                  2

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                          JANUS ASPEN
                                       FIDELITY(R)                                           SERIES        JANUS ASPEN
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)        MID CAP           SERIES
         VIP              VIP           INVESTMENT          VIP              VIP            GROWTH--        BALANCED--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
               8                5                7               26               33                1            4,132
      $      223       $      544       $       87       $      498       $      419       $       25       $   97,142

                                                         VAN KAMPEN       VAN KAMPEN
                                                            UIF              UIF
       T. ROWE          T. ROWE                           EMERGING         EMERGING        VAN KAMPEN
        PRICE            PRICE           VAN ECK          MARKETS          MARKETS          UIF U.S.
    EQUITY INCOME     LIMITED-TERM      WORLDWIDE          DEBT--          EQUITY--      REAL ESTATE--
      PORTFOLIO      BOND PORTFOLIO    HARD ASSETS        CLASS I          CLASS I          CLASS I
    ---------------------------------------------------------------------------------------------------
           1,041               53               --                2            1,868               --
      $   18,878       $      272       $        4       $       18       $   12,968       $        3

                                                                                          JANUS ASPEN
                                       FIDELITY(R)                                           SERIES        JANUS ASPEN
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)        MID CAP           SERIES
         VIP              VIP           INVESTMENT          VIP              VIP            GROWTH--        BALANCED--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
      $      225       $      532       $       97       $      282       $      426       $       23       $   14,783
              97               72               60              191                9               --            3,640

                                                         VAN KAMPEN       VAN KAMPEN
                                                            UIF              UIF
       T. ROWE          T. ROWE                           EMERGING         EMERGING        VAN KAMPEN
        PRICE            PRICE           VAN ECK          MARKETS          MARKETS          UIF U.S.
    EQUITY INCOME     LIMITED-TERM      WORLDWIDE          DEBT--          EQUITY--      REAL ESTATE--
      PORTFOLIO      BOND PORTFOLIO    HARD ASSETS        CLASS I          CLASS I          CLASS I
    ---------------------------------------------------------------------------------------------------
      $    7,279       $      285       $        4       $       19       $    3,322       $        4
             852              100               --               --            1,136               --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

  processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle
  SVUL:

                                                    MONTHLY               MONTHLY
                                                CONTRACT CHARGE       CONTRACT CHARGE
POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
------                                          ---------------   -----------------------
VUL...........................................       $N/A                   $ 7
SVUL..........................................         60                    10
VUL 2000......................................         30                    10
VUL Provider..................................         30                    10
Pinnacle VUL*.................................        100                    25
Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured, duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for premium taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from ..05% to .35%. If the policy has an alternative cash surrender value, the mortality and expense risk is increased by .30% in policy years 1-10.

      For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the policy has an alternative cash surrender value rider the mortality and expense risk charge currently ranges from 1.0% to 0.5%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2003 and December 31, 2002 were as follows:


                                                 MAINSTAY VP                   MAINSTAY VP
                                                   BOND--                CAPITAL APPRECIATION--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2003           2002           2003           2002
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        150            245          2,147          2,359
Units redeemed.........................       (153)          (205)        (1,850)        (2,097)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         (3)            40            297            262
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued...........................        193            295          2,432          2,801
Units redeemed.........................       (103)           (80)        (1,260)        (1,023)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         90            215          1,172          1,778
                                            ======         ======         ======         ======
GROUP 3 POLICIES
Units issued...........................         22              5              7              7
Units redeemed.........................         (1)            (1)            (1)            (1)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         21              4              6              6
                                            ======         ======         ======         ======
GROUP 4 POLICIES (b)
Units issued...........................        132             55            161             61
Units redeemed.........................        (39)            (3)           (33)            (6)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         93             52            128             55
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                                        MAINSTAY VP
                                          MAINSTAY VP                     EQUITY                      MAINSTAY VP
            MAINSTAY VP                  CONVERTIBLE--                   INCOME--                    GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    -----------------------------------------------------------------------------------------------------------------
        9,971          5,315            119            117            164            238            104            347
      (16,117)       (20,162)           (68)           (67)           (44)           (21)          (192)           (83)
      -------        -------        -------        -------        -------        -------        -------        -------
       (6,146)       (14,847)            51             50            120            217            (88)           264
      =======        =======        =======        =======        =======        =======        =======        =======
        5,365          8,169            365            480            225            299            151            289
       (5,594)        (6,905)          (155)          (155)           (54)           (44)          (130)           (48)
      -------        -------        -------        -------        -------        -------        -------        -------
         (229)         1,264            210            325            171            255             21            241
      =======        =======        =======        =======        =======        =======        =======        =======
        3,768          3,317              9              5             --             --              6              8
       (5,115)          (860)            (1)            --             --             --             (3)            --
      -------        -------        -------        -------        -------        -------        -------        -------
       (1,347)         2,457              8              5             --             --              3              8
      =======        =======        =======        =======        =======        =======        =======        =======
        2,975          1,811            136             38            137             60            126             62
       (2,038)          (349)           (18)            (3)           (24)            (6)           (33)            (3)
      -------        -------        -------        -------        -------        -------        -------        -------
          937          1,462            118             35            113             54             93             59
      =======        =======        =======        =======        =======        =======        =======        =======

--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                 MAINSTAY VP                   HIGH YIELD
                                               GROWTH EQUITY--              CORPORATE BOND--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2003           2002           2003           2002
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        513            568            565            382
Units redeemed.........................       (465)          (514)          (307)          (340)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         48             54            258             42
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued...........................        960          1,141            467            576
Units redeemed.........................       (534)          (371)          (121)          (121)
                                            ------         ------         ------         ------
  Net increase (decrease)..............        426            770            346            455
                                            ======         ======         ======         ======
GROUP 3 POLICIES
Units issued...........................          3              1             10              5
Units redeemed.........................         (2)            (1)            (7)            (2)
                                            ------         ------         ------         ------
  Net increase (decrease)..............          1             --              3              3
                                            ======         ======         ======         ======
GROUP 4 POLICIES (b)
Units issued...........................        131             56            212             93
Units redeemed.........................        (24)            (5)           (29)            (6)
                                            ------         ------         ------         ------
  Net increase (decrease)..............        107             51            183             87
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  INTERNATIONAL                    MID CAP                       MID CAP
         INDEXED EQUITY--                  EQUITY--                       CORE--                       GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    -----------------------------------------------------------------------------------------------------------------
        1,065          1,271            140            131             97             67            254             60
         (841)          (998)           (78)           (72)           (14)           (12)           (22)            (8)
       ------         ------         ------         ------         ------         ------         ------         ------
          224            273             62             59             83             55            232             52
       ======         ======         ======         ======         ======         ======         ======         ======
        2,186          2,647            149            114             85             75            237            147
         (885)          (835)           (33)           (25)           (16)           (12)           (33)           (23)
       ------         ------         ------         ------         ------         ------         ------         ------
        1,301          1,812            116             89             69             63            204            124
       ======         ======         ======         ======         ======         ======         ======         ======
           55              2             --             --             --             --             --             --
          (16)            (1)            --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
           39              1             --             --             --             --             --             --
       ======         ======         ======         ======         ======         ======         ======         ======
          487            238             43              7             47             10             99             38
          (80)           (17)            (5)            (1)            (7)            (1)           (13)            (4)
       ------         ------         ------         ------         ------         ------         ------         ------
          407            221             38              6             40              9             86             34
       ======         ======         ======         ======         ======         ======         ======         ======

--------------------------------------------------------------------------------



                                                  MAINSTAY VP
                                                   SMALL CAP                      MAINSTAY VP
                                                   GROWTH--                     TOTAL RETURN--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        211             130             404             469
Units redeemed.........................        (23)            (22)           (443)           (451)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        188             108             (39)             18
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        254             193             390             493
Units redeemed.........................        (41)            (31)           (175)           (168)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        213             162             215             325
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         --              --              --               1
Units redeemed.........................         --              --              --              (1)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --              --              --              --
                                            ======          ======          ======          ======
GROUP 4 POLICIES (b)
Units issued...........................        105              29              56              42
Units redeemed.........................        (15)             (3)            (12)             (2)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         90              26              44              40
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP                     MAINSTAY VP
                                             MAINSTAY VP                    DREYFUS LARGE                    EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                     COMPANY                       MANAGEMENT
               VALUE--                    INCOME & GROWTH--                    VALUE--                     GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
          401             464              62              34              53              33             105             120
         (365)           (342)             (9)             (6)            (20)             (7)            (49)            (74)
       ------          ------          ------          ------          ------          ------          ------          ------
           36             122              53              28              33              26              56              46
       ======          ======          ======          ======          ======          ======          ======          ======
          435             595             116             134             154             151             465             553
         (176)           (140)            (48)            (44)            (54)            (47)           (220)           (202)
       ------          ------          ------          ------          ------          ------          ------          ------
          259             455              68              90             100             104             245             351
       ======          ======          ======          ======          ======          ======          ======          ======
           47              12              33               1               5               1               8              11
           (9)             (6)             (1)             --              --              --              (1)             --
       ------          ------          ------          ------          ------          ------          ------          ------
           38               6              32               1               5               1               7              11
       ======          ======          ======          ======          ======          ======          ======          ======
          135              93              26               9              33              10              54              21
          (26)             (6)             (5)             (1)             (4)             (1)            (11)             (2)
       ------          ------          ------          ------          ------          ------          ------          ------
          109              87              21               8              29               9              43              19
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                     ALGER
                                           ALGER AMERICAN          AMERICAN
                                             LEVERAGED               SMALL           AMERICAN CENTURY
                                             ALL CAP--         CAPITALIZATION--     VP INTERNATIONAL--
                                           CLASS O SHARES       CLASS O SHARES           CLASS II
                                         ------------------   -------------------   ------------------
                                           2003     2002(c)     2003       2002       2003     2002(e)
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --        --        407        450         --        --
Units redeemed.........................       --        --       (218)      (280)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --        189        170         --        --
                                          ======    ======     ======     ======     ======    ======
GROUP 2 POLICIES
Units issued...........................       --        --        486        605         --        --
Units redeemed.........................       --        --       (248)      (218)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --        238        387         --        --
                                          ======    ======     ======     ======     ======    ======
GROUP 3 POLICIES
Units issued...........................        3         1         78          8         17        --
Units redeemed.........................       --        --         (2)        (4)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............        3         1         76          4         17        --
                                          ======    ======     ======     ======     ======    ======
GROUP 4 POLICIES (b)
Units issued...........................       --        --         33          9         --        --
Units redeemed.........................       --        --         (5)        (1)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --         28          8         --        --
                                          ======    ======     ======     ======     ======    ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                   DREYFUS IP          DREYFUS VIF          FIDELITY(R)
         AMERICAN              CALVERT             TECHNOLOGY           DEVELOPING              VIP
    CENTURY VP VALUE--         SOCIAL               GROWTH--            LEADERS--         CONTRAFUND(R)--
         CLASS II             BALANCED           INITIAL SHARES       INITIAL SHARES       INITIAL CLASS
    ------------------   -------------------   -------------------   ----------------   -------------------
      2003     2002(d)     2003       2002       2003       2002         2003(g)          2003       2002
    -------------------------------------------------------------------------------------------------------
         --        --         25         25        141         29             --            638        715
         --        --        (26)       (20)       (10)        (4)            --           (461)      (466)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --         (1)         5        131         25             --            177        249
     ======    ======     ======     ======     ======     ======         ======         ======     ======
         --        --         47         91        136         86             --            919      1,055
         --        --        (40)       (21)       (20)       (14)            --           (417)      (368)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --          7         70        116         72             --            502        687
     ======    ======     ======     ======     ======     ======         ======         ======     ======
         15        --         --         --          2          3             11             38          4
         --        --         --         --         --         --             --             (2)        (1)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         15        --         --         --          2          3             11             36          3
     ======    ======     ======     ======     ======     ======         ======         ======     ======
         --        --         13          6         55         11             --            199         67
         --        --         (2)        --         (9)        (2)            --            (40)        (8)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --         11          6         46          9             --            159         59
     ======    ======     ======     ======     ======     ======         ======         ======     ======

--------------------------------------------------------------------------------



                                                  Fidelity(R)
                                                      VIP                         FIDELITY(R)
                                                EQUITY-INCOME--                  VIP GROWTH--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        288             307              --              --
Units redeemed.........................       (210)           (203)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         78             104              --              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        397             445              --              --
Units redeemed.........................       (140)           (126)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        257             319              --              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         63              11              14              --
Units redeemed.........................         (3)             (5)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         60               6              14              --
                                            ======          ======          ======          ======
GROUP 4 POLICIES (b)
Units issued...........................        110              43              --              --
Units redeemed.........................        (19)             (4)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         91              39              --              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                                JANUS ASPEN
                                                                                                  SERIES
        FIDELITY(R)         FIDELITY(R) VIP                               FIDELITY(R)             MID CAP
            VIP               INVESTMENT            FIDELITY(R)               VIP                GROWTH--
        INDEX 500--          GRADE BOND--          VIP MID CAP--          OVERSEAS--           INSTITUTIONAL
       INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            SHARES
    -------------------   -------------------   -------------------   -------------------   -------------------
      2003       2002       2003     2002(f)      2003       2002       2003     2002(a)      2003       2002
    -----------------------------------------------------------------------------------------------------------
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
         53          2          4          5         11         11         46         --          2         --
         (2)        (1)        --         --         (5)        (2)        (1)        --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         51          1          4          5          6          9         45         --          2         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======

--------------------------------------------------------------------------------


                                                                                  JANUS ASPEN
                                                  JANUS ASPEN                       SERIES
                                                    SERIES                         WORLDWIDE
                                                  BALANCED--                       GROWTH--
                                             INSTITUTIONAL SHARES            INSTITUTIONAL SHARES
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        419             519             816             909
Units redeemed.........................       (342)           (312)           (753)           (728)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         77             207              63             181
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................      1,299           1,700           1,836           2,070
Units redeemed.........................       (701)           (570)         (1,003)           (761)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        598           1,130             833           1,309
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         14              16               3               9
Units redeemed.........................         (3)            (13)             (1)             (1)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         11               3               2               8
                                            ======          ======          ======          ======
GROUP 4 POLICIES (b)
Units issued...........................        270             126             126              57
Units redeemed.........................        (67)            (12)            (26)             (6)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        203             114             100              51
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



               MFS(R)                  MFS(R)          MFS(R)                 NEUBERGER
              INVESTORS             NEW DISCOVERY     UTILITIES              BERMAN AMT
           TRUST SERIES--             SERIES--        SERIES--                 MID-CAP                      T. ROWE PRICE
            INITIAL CLASS           INITIAL CLASS   INITIAL CLASS              GROWTH                  EQUITY INCOME PORTFOLIO
    -----------------------------   -------------   -------------   -----------------------------   -----------------------------
        2003            2002           2003(j)         2003(g)          2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
           --              --              --              --              --              --             196             216
           --              --              --              --              --              --             (48)            (30)
       ------          ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --              --             148             186
       ======          ======          ======          ======          ======          ======          ======          ======
           --              --              --              --              --              --             432             468
           --              --              --              --              --              --            (120)           (100)
       ------          ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --              --             312             368
       ======          ======          ======          ======          ======          ======          ======          ======
           --              --               2              --               3               6              37              13
           --              --              --              --              --              (5)             (8)             (2)
       ------          ------          ------          ------          ------          ------          ------          ------
           --              --               2              --               3               1              29              11
       ======          ======          ======          ======          ======          ======          ======          ======
           --              --              --              --              --              --             154              39
           --              --              --              --              --              --             (26)             (5)
       ------          ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --              --             128              34
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                     VAN KAMPEN      VAN KAMPEN      VAN KAMPEN
                                   T. ROWE PRICE                    UIF EMERGING    UIF EMERGING      UIF U.S.
                                    LIMITED-TERM        VAN ECK       MARKETS          MARKETS          REAL
                                        BOND           WORLDWIDE       DEBT--         EQUITY--        ESTATE--
                                     PORTFOLIO        HARD ASSETS     CLASS I          CLASS I        CLASS I
                                 ------------------   -----------   ------------   ---------------   ----------
                                   2003     2002(F)     2003(K)       2003(H)       2003     2002     2003(I)
                                 ------------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...................       --        --          --             --         215      217         --
Units redeemed.................       --        --          --             --        (120)    (167)        --
                                  ------    ------      ------         ------      ------   ------     ------
  Net increase (decrease)......       --        --          --             --          95       50         --
                                  ======    ======      ======         ======      ======   ======     ======
GROUP 2 POLICIES
Units issued...................       --        --          --             --         221      205         --
Units redeemed.................       --        --          --             --         (86)     (88)        --
                                  ------    ------      ------         ------      ------   ------     ------
  Net increase (decrease)......       --        --          --             --         135      117         --
                                  ======    ======      ======         ======      ======   ======     ======
GROUP 3 POLICIES
Units issued...................       18         8          --              2          --       --         --
Units redeemed.................       (1)       --          --             --          --       --         --
                                  ------    ------      ------         ------      ------   ------     ------
  Net increase (decrease)......       17         8          --              2          --       --         --
                                  ======    ======      ======         ======      ======   ======     ======
GROUP 4 POLICIES (b)
Units issued...................       --        --          --             --          26       10         --
Units redeemed.................       --        --          --             --          (5)      (1)        --
                                  ------    ------      ------         ------      ------   ------     ------
  Net increase (decrease)......       --        --          --             --          21        9         --
                                  ======    ======      ======         ======      ======   ======     ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(i) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(j) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(k) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2003, 2002, 2001, 2000 and 1999:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 14,432   $ 13,958   $ 12,184   $  8,626   $  7,108
Units Outstanding..................................         790        793        753        578        520
Variable Accumulation Unit Value...................    $  18.26   $  17.59   $  16.18   $  14.91   $  13.68
Total Return.......................................         3.8%       8.7%       8.5%       9.0%      (2.2%)
Investment Income Ratio............................         4.1%       4.6%       5.4%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  8,491   $  6,999   $  3,868   $    597   $     89
Units Outstanding..................................         630        540        325         55          1
Variable Accumulation Unit Value...................    $  13.48   $  12.96   $  11.89   $  10.94   $  10.01
Total Return.......................................         4.0%       9.0%       8.7%       9.3%       0.1%
Investment Income Ratio............................         4.3%       5.7%       9.6%

GROUP 3 POLICIES
Net Assets.........................................    $    292   $     55   $      7   $     --   $     --
Units Outstanding..................................          25          5          1         --         --
Variable Accumulation Unit Value...................    $  11.48   $  10.99   $  10.04   $     --   $     --
Total Return.......................................         4.5%       9.5%       0.4%        --         --
Investment Income Ratio............................         5.2%       6.3%      53.8%

GROUP 4 POLICIES
Net Assets.........................................    $  1,614   $    552   $     --   $     --   $     --
Units Outstanding..................................         144         52         --         --         --
Variable Accumulation Unit Value...................    $  11.20   $  10.72   $     --   $     --   $     --
Total Return.......................................         4.5%       7.2%        --         --         --
Investment Income Ratio............................         5.4%      16.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        MainStay VP                                            MainStay VP
            Capital Appreciation--Initial Class                              Cash Management
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $171,100   $131,204   $185,293   $225,952   $246,982   $ 16,841   $ 25,473   $ 46,014   $ 40,729   $ 22,448
       9,027      8,730      8,468      7,873      7,630     12,004     18,149     32,996     30,117     17,483
    $  18.95   $  15.03   $  21.88   $  28.70   $  32.37   $   1.40   $   1.40   $   1.39   $   1.35   $   1.28
        26.1%     (31.4%)    (23.8%)    (11.3%)     24.5%        --        0.6%       3.0%       5.5%       4.1%
         0.2%       0.1%       0.1%                             0.7%       1.4%       3.7%

    $ 46,871   $ 30,458   $ 29,631   $ 15,454   $    848   $ 13,640   $ 13,871   $ 12,365   $  3,264   $    270
       6,553      5,381      3,603      1,436         70     12,279     12,508     11,244      3,067        268
    $   7.15   $   5.66   $   8.22   $  10.76   $  12.12   $   1.11   $   1.11   $   1.10   $   1.06   $   1.01
        26.4%     (31.2%)    (23.6%)    (11.2%)     21.2%       0.2%       0.8%       3.8%       5.0%       1.0%
         0.2%       0.1%       0.1%                             0.7%       1.3%       3.4%

    $    171   $     89   $     72   $     --   $     --   $  1,680   $  3,050   $    523   $     --   $     --
          19         13          7         --         --      1,627      2,974        517         --         --
    $   9.05   $   7.12   $  10.30   $     --   $     --   $   1.03   $   1.03   $   1.01   $     --   $     --
        27.0%     (30.9%)      3.0%        --         --        0.7%       2.0%       1.0%        --         --
         0.3%       0.1%       0.3%                             0.7%       1.2%       2.1%

    $  1,868   $    443   $     --   $     --   $     --   $  2,431   $  1,472   $     --   $     --   $     --
         184         55         --         --         --      2,399      1,462         --         --         --
    $  10.15   $   7.99   $     --   $     --   $     --   $   1.01   $   1.01   $     --   $     --   $     --
        27.0%     (20.1%)       --         --         --        0.7%       1.0%        --         --         --
         0.3%       0.3%        --                              0.6%       1.0%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                                  CONVERTIBLE--INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  9,403   $  7,003   $  6,864   $  4,815   $  3,291
Units Outstanding..................................       535        484        434        295        190
Variable Accumulation Unit Value...................  $  17.58   $  14.48   $  15.83   $  16.30   $  17.28
Total Return.......................................      21.4%      (8.5%)     (2.9%)     (5.7%)     40.9%
Investment Income Ratio............................       2.5%       2.9%       4.1%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 14,680   $  9,942   $  7,252   $  2,692   $     83
Units Outstanding..................................     1,191        981        656        237          7
Variable Accumulation Unit Value...................  $  12.33   $  10.14   $  11.06   $  11.36   $  12.02
Total Return.......................................      21.6%      (8.3%)     (2.6%)     (5.5%)     20.2%
Investment Income Ratio............................       2.5%       3.3%       5.2%

GROUP 3 POLICIES
Net Assets.........................................  $    209   $     94   $     52   $     --   $     --
Units Outstanding..................................        18         10          5         --         --
Variable Accumulation Unit Value...................  $  11.57   $   9.46   $  10.28   $     --   $     --
Total Return.......................................      22.2%      (8.1%)      2.8%        --         --
Investment Income Ratio............................       2.8%       3.6%      11.9%

GROUP 4 POLICIES
Net Assets.........................................  $  1,791   $    336   $     --   $     --   $     --
Units Outstanding..................................       153         35         --         --         --
Variable Accumulation Unit Value...................  $  11.67   $   9.55   $     --   $     --   $     --
Total Return.......................................      22.2%      (4.5%)       --         --         --
Investment Income Ratio............................       3.5%      10.0%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



             MAINSTAY VP                                 MAINSTAY VP
     EQUITY INCOME--INITIAL CLASS                 GOVERNMENT--INITIAL CLASS
    ------------------------------   ----------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $  9,718   $  6,585   $  5,620   $ 12,095   $ 13,456   $  8,224   $  4,168   $  3,255
         907        787        570        704        792        528        284        270
    $  10.72   $   8.37   $   9.86   $  17.18   $  16.98   $  15.57   $  14.70   $  13.19
        28.1%     (15.1%)     (1.4%)      1.2%       9.1%       5.9%      11.4%      (2.4%)
         1.1%       1.1%       1.1%       4.3%       3.8%       5.5%

    $  5,632   $  2,954   $    962   $  5,949   $  5,589   $  2,237   $    150   $      9
         523        352         97        451        429        188         13          1
    $  10.76   $   8.39   $   9.87   $  13.19   $  13.01   $  11.91   $  11.22   $  10.05
        28.3%     (15.0%)     (1.3%)      1.4%       9.3%       6.1%      11.6%       0.5%
         1.2%       1.4%       3.0%       4.3%       4.3%       8.7%

    $     --   $     --   $     --   $    120   $     90   $     --   $     --   $     --
          --         --         --         11          8         --         --         --
    $     --   $     --   $     --   $  11.08   $  10.88   $     --   $     --   $     --
          --         --         --        1.9%       8.8%        --         --         --
          --         --         --        4.5%       4.4%        --

    $  1,814   $    458   $     --   $  1,656   $    631   $     --   $     --   $     --
         167         54         --        152         59         --         --         --
    $  10.84   $   8.41   $     --   $  10.87   $  10.67   $     --   $     --   $     --
        29.0%     (15.9%)       --        1.9%       6.7%        --         --         --
         1.5%       3.4%        --        5.9%      10.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MainStay VP
                                                                 Growth Equity--Initial Class
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 60,036   $ 46,902   $ 60,962   $ 69,704   $ 63,942
Units Outstanding..................................     2,450      2,402      2,348      2,211      1,947
Variable Accumulation Unit Value...................  $  24.50   $  19.53   $  25.96   $  31.53   $  32.85
Total Return.......................................      25.5%     (24.8%)    (17.7%)     (4.0%)     29.1%
Investment Income Ratio............................       1.1%       0.9%       0.7%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 25,743   $ 17,351   $ 15,533   $  7,403   $    322
Units Outstanding..................................     2,794      2,368      1,598        628         26
Variable Accumulation Unit Value...................  $   9.21   $   7.33   $   9.72   $  11.78   $  12.25
Total Return.......................................      25.7%     (24.6%)    (17.5%)     (3.8%)     22.5%
Investment Income Ratio............................       1.2%       1.1%       1.0%

GROUP 3 POLICIES
Net Assets.........................................  $    181   $    135   $    178   $     --   $     --
Units Outstanding..................................        20         18         18         --         --
Variable Accumulation Unit Value...................  $   9.24   $   7.31   $   9.65   $     --   $     --
Total Return.......................................      26.4%     (24.2%)     (3.5%)       --         --
Investment Income Ratio............................       1.5%       0.9%       1.8%

GROUP 4 POLICIES
Net Assets.........................................  $  1,665   $    429   $     --   $     --   $     --
Units Outstanding..................................       158         51         --         --         --
Variable Accumulation Unit Value...................  $  10.57   $   8.36   $     --   $     --   $     --
Total Return.......................................      26.4%     (16.4%)       --         --         --
Investment Income Ratio............................       1.5%       3.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                        MAINSTAY VP
                         HIGH YIELD                                            MAINSTAY VP
               CORPORATE BOND--INITIAL CLASS                          INDEXED EQUITY--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $ 47,585   $ 30,983   $ 29,909   $ 26,361   $ 25,846   $133,315   $ 99,916   $121,766   $120,772   $118,869
       2,179      1,921      1,879      1,726      1,581      4,890      4,665      4,392      3,800      3,369
    $  21.84   $  16.13   $  15.92   $  15.28   $  16.35   $  27.26   $  21.42   $  27.73   $  31.77   $  35.28
        35.4%       1.2%       4.2%      (6.5%)     12.1%      27.3%     (22.8%)    (12.7%)     (9.9%)     19.8%
         8.3%      10.7%      12.0%                             1.4%       1.3%       1.1%

    $ 18,335   $  9,959   $  5,199   $  1,398   $     90   $ 56,757   $ 35,382   $ 29,324   $ 14,201   $  2,016
       1,314        969        514        144          9      6,355      5,053      3,241      1,373        176
    $  13.95   $  10.28   $  10.12   $   9.70   $  10.36   $   8.93   $   7.00   $   9.05   $  10.35   $  11.47
        35.7%       1.6%       4.3%      (6.4%)      3.6%      27.6%     (22.6%)    (12.6%)     (9.8%)     14.7%
         8.6%      12.7%      16.0%                             1.5%       1.5%       1.4%

    $    411   $    271   $    234   $     --   $     --   $    410   $      9   $     --   $     --   $     --
          29         26         23         --         --         41          1         --         --         --
    $  14.00   $  10.27   $  10.06   $     --   $     --   $  10.06   $   7.85   $     --   $     --   $     --
        36.4%       2.1%       0.6%        --         --       28.2%     (21.5%)       --         --         --
         7.6%      11.3%     101.5%                             3.1%       3.1%        --

    $  3,601   $    851   $     --   $     --   $     --   $  6,886   $  1,890   $     --   $     --   $     --
         270         87         --         --         --        629        221         --         --         --
    $  13.36   $   9.79   $     --   $     --   $     --   $  10.95   $   8.54   $     --   $     --   $     --
        36.4%      (2.1%)       --         --         --       28.2%     (14.6%)       --         --         --
        11.0%      29.2%        --                              2.0%       4.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                             INTERNATIONAL EQUITY--INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  8,605   $  5,894   $  5,424   $  6,250   $  6,511
Units Outstanding..................................       533        471        412        405        343
Variable Accumulation Unit Value...................  $  16.15   $  12.51   $  13.18   $  15.44   $  18.97
Total Return.......................................      29.1%      (5.1%)    (14.6%)    (18.6%)     27.1%
Investment Income Ratio............................       2.0%       1.4%       1.3%

GROUP 2 POLICIES(b)
Net Assets.........................................  $  3,310   $  1,670   $  1,038   $    650   $     14
Units Outstanding..................................       334        218        129         69          1
Variable Accumulation Unit Value...................  $   9.92   $   7.67   $   8.06   $   9.42   $  11.56
Total Return.......................................      29.4%      (4.7%)    (14.4%)    (18.5%)     15.6%
Investment Income Ratio............................       2.3%       1.7%       1.5%

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --

GROUP 4 POLICIES
Net Assets.........................................  $    526   $     59   $     --   $     --   $     --
Units Outstanding..................................        44          6         --         --         --
Variable Accumulation Unit Value...................  $  11.96   $   9.20   $     --   $     --   $     --
Total Return.......................................      30.0%      (8.0%)       --         --         --
Investment Income Ratio............................       3.4%       5.6%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



             MAINSTAY VP                      MAINSTAY VP                        MAINSTAY VP
     MID CAP CORE--INITIAL CLASS     MID CAP GROWTH--INITIAL CLASS     SMALL CAP GROWTH--INITIAL CLASS
    ------------------------------   ------------------------------   ---------------------------------
      2003       2002       2001       2003       2002       2001       2003        2002        2001
    ---------------------------------------------------------------------------------------------------
    $  7,136   $  4,625   $  4,832   $  7,461   $  3,688   $  4,730   $  8,132    $  4,477    $  5,104
         654        570        515        802        570        518        831         644         536
    $  10.91   $   8.11   $   9.38   $   9.30   $   6.47   $   9.12   $   9.78    $   6.95    $   9.51
        34.6%     (13.5%)     (6.2%)     43.8%     (29.1%)     (8.8%)     40.7%      (26.9%)      (4.9%)
         0.5%       0.3%       0.3%        --         --         --         --          --          --

    $  1,640   $    653   $    160   $  3,517   $  1,074   $    344   $  4,170    $  1,442    $    385
         149         80         17        363        160         36        415         202          40
    $  11.04   $   8.19   $   9.45   $   9.68   $   6.72   $   9.46   $  10.04    $   7.12    $   9.73
        34.8%     (13.4%)     (5.5%)     44.1%     (28.9%)     (5.4%)     41.0%      (26.8%)      (2.7%)
         0.6%       0.4%       1.0%        --         --         --         --          --          --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --    $     --    $     --
          --         --         --         --         --         --         --          --          --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --    $     --    $     --
          --         --         --         --         --         --         --          --          --
          --         --         --         --         --         --         --          --          --

    $    566   $     73   $     --   $  1,304   $    256   $     --   $  1,337    $    209    $     --
          49          9         --        120         34         --        115          26          --
    $  11.63   $   8.58   $     --   $  10.85   $   7.50   $     --   $  11.58    $   8.17    $     --
        35.5%     (14.2%)       --       44.8%     (25.0%)       --       41.7%      (18.3%)        --
         0.8%       1.1%        --         --         --         --         --          --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MainStay VP
                                                                 Total Return--Initial Class
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 42,609   $ 36,510   $ 43,693   $ 46,997   $ 48,176
Units Outstanding..................................     2,175      2,215      2,197      2,095      2,040
Variable Accumulation Unit Value...................  $  19.59   $  16.48   $  19.89   $  22.43   $  23.62
Total Return.......................................      18.8%     (17.0%)    (11.3%)     (5.0%)     16.2%
Investment Income Ratio............................       1.9%       2.5%       2.6%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 11,610   $  8,019   $  6,514   $  2,178   $    102
Units Outstanding..................................     1,214        998        673        200          9
Variable Accumulation Unit Value...................  $   9.57   $   8.03   $   9.68   $  10.89   $  11.44
Total Return.......................................      19.1%     (16.9%)    (11.1%)     (4.8%)     14.4%
Investment Income Ratio............................       2.1%       2.9%       4.0%

GROUP 3 POLICIES
Net Assets.........................................  $      3   $      1   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $  10.23   $   8.55   $     --   $     --   $     --
Total Return.......................................      19.7%     (14.5%)       --         --         --
Investment Income Ratio............................       2.2%       1.0%        --

GROUP 4 POLICIES
Net Assets.........................................  $    914   $    362   $     --   $     --   $     --
Units Outstanding..................................        84         40         --         --         --
Variable Accumulation Unit Value...................  $  10.84   $   9.06   $     --   $     --   $     --
Total Return.......................................      19.7%      (9.4%)       --         --         --
Investment Income Ratio............................       2.5%      13.3%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                               MAINSTAY VP
                        MAINSTAY VP                                          AMERICAN CENTURY
                    VALUE--INITIAL CLASS                              INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $ 40,618   $ 31,545   $ 37,813   $ 33,582   $ 28,171   $  1,371   $    711   $    652   $    377   $     --
       2,053      2,017      1,895      1,678      1,578        157        104         76         40         --
    $  19.78   $  15.64   $  19.95   $  20.01   $  17.85   $   8.72   $   6.82   $   8.54   $   9.40   $     --
        26.5%     (21.6%)     (0.3%)     12.1%       8.1%      27.8%     (20.1%)     (9.1%)     (6.0%)       --
         1.6%       1.4%       1.5%                             1.9%       1.2%       1.0%

    $ 14,265   $  8,835   $  5,849   $    870   $     89   $  3,183   $  2,008   $  1,716   $    761   $     36
       1,208        948        493         73          8        351        284        194         78          3
    $  11.81   $   9.32   $  11.86   $  11.87   $  10.57   $   9.07   $   7.08   $   8.84   $   9.71   $  10.93
        26.7%     (21.4%)     (0.1%)     12.3%       5.7%      28.1%     (19.9%)     (9.0%)    (11.2%)      9.3%
         1.7%       1.8%       2.7%                             1.6%       1.3%       1.2%

    $    736   $    274   $    296   $     --   $     --   $    350   $      9   $     --   $     --   $     --
          73         35         29         --         --         33          1         --         --         --
    $  10.11   $   7.94   $  10.05   $     --   $     --   $  10.52   $   8.18   $     --   $     --   $     --
        27.4%     (21.0%)      0.5%        --         --       28.7%     (18.2%)       --         --         --
         1.8%       1.4%       8.1%                             1.8%       1.2%        --

    $  2,025   $    708   $     --   $     --   $     --   $    323   $     68   $     --   $     --   $     --
         196         87         --         --         --         29          8         --         --         --
    $  10.31   $   8.10   $     --   $     --   $     --   $  11.14   $   8.66   $     --   $     --   $     --
        27.4%     (19.0%)       --         --         --       28.7%     (13.4%)       --         --         --
         2.1%       4.4%        --                              2.2%       3.7%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                      Dreyfus Large Company
                                                                       Value--Initial Class
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $  1,238   $    725   $    691   $     72   $     --
Units Outstanding..................................         130         96         70          7         --
Variable Accumulation Unit Value...................    $   9.56   $   7.52   $   9.82   $  10.36   $     --
Total Return.......................................        27.1%     (23.4%)     (5.2%)      3.6%        --
Investment Income Ratio............................         0.9%       0.7%       1.2%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  4,035   $  2,364   $  2,001   $    560   $     21
Units Outstanding..................................         396        296        192         51          2
Variable Accumulation Unit Value...................    $  10.18   $   8.00   $  10.42   $  10.96   $  10.34
Total Return.......................................        27.3%     (23.2%)     (4.9%)      6.0%       3.4%
Investment Income Ratio............................         1.0%       0.7%       1.1%

GROUP 3 POLICIES
Net Assets.........................................    $     63   $     10   $     --   $     --   $     --
Units Outstanding..................................           6          1         --         --         --
Variable Accumulation Unit Value...................    $  10.56   $   8.26   $     --   $     --   $     --
Total Return.......................................        27.9%     (17.4%)       --         --         --
Investment Income Ratio............................         1.3%       0.7%        --

GROUP 4 POLICIES
Net Assets.........................................    $    407   $     74   $     --   $     --   $     --
Units Outstanding..................................          38          9         --         --         --
Variable Accumulation Unit Value...................    $  10.64   $   8.31   $     --   $     --   $     --
Total Return.......................................        27.9%     (16.9%)       --         --         --
Investment Income Ratio............................         1.4%       1.8%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                             ALGER AMERICAN
                        MAINSTAY VP                             LEVERAGED          ALGER AMERICAN
                   EAGLE ASSET MANAGEMENT                       ALL CAP--        SMALL CAPITALIZATION--
                GROWTH EQUITY--INITIAL CLASS                 CLASS O SHARES        CLASS O SHARES
    ----------------------------------------------------   -------------------   -------------------
      2003       2002       2001       2000       1999       2003       2002       2003       2002
    ------------------------------------------------------------------------------------------------
    $  3,207   $  2,214   $  2,750   $  1,967   $     --   $     --   $     --   $ 14,286   $  8,883
         461        405        359        213         --         --         --      1,562      1,373
    $   6.95   $   5.47   $   7.67   $   9.25   $     --   $     --   $     --   $   9.15   $   6.47
        27.2%     (28.7%)    (17.1%)     (7.5%)       --         --         --       41.4%     (26.7%)
         0.2%       0.1%        --                               --         --         --         --

    $ 12,283   $  7,827   $  7,326   $  3,130   $    136   $     --   $     --   $ 10,177   $  6,027
       1,305      1,060        709        251         10         --         --      1,475      1,237
    $   9.41   $   7.39   $  10.34   $  12.45   $  13.90   $     --   $     --   $   6.90   $   4.87
        27.4%     (28.6%)    (16.9%)    (10.4%)     39.0%        --         --       41.6%     (26.6%)
         0.2%       0.1%        --                               --         --         --         --

    $    191   $     96   $     21   $     --   $     --   $     38   $      6   $    894   $     51
          21         13          2         --         --          3          1         83          7
    $   9.30   $   7.26   $  10.11   $     --   $     --   $  11.92   $   8.85   $  10.82   $   7.60
        28.1%     (28.2%)      1.1%        --         --       34.7%     (11.5%)     42.3%     (26.2%)
         0.2%       0.1%        --                               --         --         --         --

    $    655   $    159   $     --   $     --   $     --   $     --   $     --   $    430   $     66
          62         19         --         --         --         --         --         37          8
    $  10.54   $   8.23   $     --   $     --   $     --   $     --   $     --   $  11.77   $   8.27
        28.1%     (17.7%)       --         --         --         --         --       42.3%     (17.3%)
         0.2%       0.2%        --                               --         --         --         --


             ALGER AMERICAN
       SMALL CAPITALIZATION--
             CLASS O SHARES
     ------------------------------
       2001       2000       1999
     ------------------------------
     $ 10,628   $ 12,193   $ 16,661
        1,203        966        954
     $   8.83   $  12.62   $  17.46
        (30.0%)    (27.7%)     42.4%
           --
     $  5,640   $  3,724   $     62
          850        394          5
     $   6.64   $   9.46   $  13.06
        (29.8%)    (27.6%)     30.6%
           --
     $     28   $     --   $     --
            3         --         --
     $  10.31   $     --   $     --
          3.1%        --         --
           --
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                       AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                                     INTERNATIONAL--CLASS II     VALUE--CLASS II
                                                     -----------------------   -------------------
                                                        2003         2002        2003       2002
                                                     ---------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Variable Accumulation Unit Value...................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Investment Income Ratio............................         --           --          --         --

GROUP 2 POLICIES(b)
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Variable Accumulation Unit Value...................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Investment Income Ratio............................         --           --          --         --

GROUP 3 POLICIES
Net Assets.........................................   $    208     $     --    $    189   $     --
Units Outstanding..................................         17           --          15         --
Variable Accumulation Unit Value...................   $  11.98     $   9.63    $  12.68   $   9.84
Total Return.......................................       24.4%        (3.7%)      28.8%      (1.6%)
Investment Income Ratio............................         --           --          --         --

GROUP 4 POLICIES
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Variable Accumulation Unit Value...................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Investment Income Ratio............................         --           --          --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                     DREYFUS IP                 DREYFUS VIF
                          CALVERT                               TECHNOLOGY GROWTH--         DEVELOPING LEADERS--
                      SOCIAL BALANCED                              INITIAL SHARES              INITIAL SHARES
    ----------------------------------------------------   ------------------------------   --------------------
      2003       2002       2001       2000       1999       2003       2002       2001             2003
    ------------------------------------------------------------------------------------------------------------
    $  1,377   $  1,178   $  1,275   $  1,248   $    983   $  1,633   $    320   $    279         $     --
          98         99         94         85         64        185         54         29               --
    $  14.04   $  11.85   $  13.58   $  14.70   $  15.28   $   8.81   $   5.88   $   9.77         $     --
        18.5%     (12.7%)     (7.6%)     (3.8%)     11.5%      49.9%     (39.8%)     (2.3%)             --
         1.9%       2.9%       3.9%                              --         --         --               --

    $  1,712   $  1,379   $    914   $    400   $      8   $  1,884   $    550   $    191         $     --
         172        165         95         39          1        206         91         19               --
    $   9.93   $   8.36   $   9.57   $  10.33   $  10.72   $   9.13   $   6.08   $  10.08         $     --
        18.7%     (12.6%)     (7.4%)     (3.6%)      7.2%      50.2%     (39.7%)      0.8%              --
         2.0%       3.4%       5.8%                              --         --         --               --

    $     --   $     --   $     --   $     --   $     --   $     53   $     24   $      5         $    135
          --         --         --         --         --          5          3         --               11
    $     --   $     --   $     --   $     --   $     --   $  11.51   $   7.63   $  12.59         $  12.75
          --         --         --         --         --       51.0%     (39.4%)     25.9%            27.5%
          --         --         --                               --         --         --               --

    $    185   $     59   $     --   $     --   $     --   $    637   $     68   $     --         $     --
          17          6         --         --         --         55          9         --               --
    $  11.11   $   9.31   $     --   $     --   $     --   $  11.59   $   7.68   $     --         $     --
        19.3%      (6.9%)       --         --         --       51.0%     (23.2%)       --               --
         2.6%      16.8%        --                               --         --         --               --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                     FIDELITY(R) VIP
                                                              CONTRAFUND(R)--INITIAL CLASS
                                                     -----------------------------------------------
                                                      2003      2002      2001      2000      1999
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $59,024   $43,637   $44,376   $43,916   $37,009
Units Outstanding..................................    3,117     2,940     2,691     2,321     1,814
Variable Accumulation Unit Value...................  $ 18.94   $ 14.84   $ 16.49   $ 18.92   $ 20.41
Total Return.......................................     27.6%    (10.0%)   (12.8%)    (7.3%)    23.4%
Investment Income Ratio............................      0.4%      0.8%      0.8%

GROUP 2 POLICIES(b)
Net Assets.........................................  $30,734   $19,700   $15,235   $ 7,568   $   471
Units Outstanding..................................    2,774     2,273     1,586       688        40
Variable Accumulation Unit Value...................  $ 11.08   $  8.67   $  9.61   $ 11.00   $ 11.84
Total Return.......................................     27.8%     (9.8%)   (12.6%)    (7.1%)    18.4%
Investment Income Ratio............................      0.4%      0.7%      0.5%

GROUP 3 POLICIES
Net Assets.........................................  $   641   $   177   $   168   $    --   $    --
Units Outstanding..................................       56        20        17        --        --
Variable Accumulation Unit Value...................  $ 11.48   $  8.94   $  9.86   $    --   $    --
Total Return.......................................     28.5%     (9.3%)    (1.4%)      --        --
Investment Income Ratio............................      0.4%      0.8%       --

GROUP 4 POLICIES
Net Assets.........................................  $ 2,500   $   523   $    --   $    --   $    --
Units Outstanding..................................      218        59        --        --        --
Variable Accumulation Unit Value...................  $ 11.47   $  8.93   $    --   $    --   $    --
Total Return.......................................     28.5%    (10.7%)      --        --        --
Investment Income Ratio............................      0.2%       --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                     FIDELITY(R) VIP                         FIDELITY(R) VIP               FIDELITY(R) VIP
              EQUITY-INCOME--INITIAL CLASS                GROWTH--INITIAL CLASS       INDEX 500--INITIAL CLASS
     -----------------------------------------------   ---------------------------   ---------------------------
      2003      2002      2001      2000      1999      2003      2002      2001      2003      2002      2001
     -----------------------------------------------------------------------------------------------------------
     $22,122   $16,081   $17,855   $15,911   $12,869   $    --   $    --   $    --   $    --   $    --   $    --
       1,320     1,241     1,137       956       833        --        --        --        --        --        --
     $ 16.76   $ 12.95   $ 15.71   $ 16.64   $ 15.46   $    --   $    --   $    --   $    --   $    --   $    --
        29.4%    (17.7%)    (5.6%)     7.6%      5.6%       --        --        --        --        --        --
         1.7%      1.7%      1.5%                           --        --        --        --        --        --

     $12,853   $ 7,626   $ 5,786   $ 2,272   $   226   $    --   $    --   $    --   $    --   $    --   $    --
       1,111       855       536       199        21        --        --        --        --        --        --
     $ 11.57   $  8.92   $ 10.79   $ 11.41   $ 10.58   $    --   $    --   $    --   $    --   $    --   $    --
        29.7%    (17.3%)    (5.4%)     7.8%      5.8%       --        --        --        --        --        --
         1.6%      1.4%      1.1%                           --        --        --        --        --        --

     $   732   $    47   $     1   $    --   $    --   $   258   $   101   $   150   $   613   $    87   $   102
          66         6        --        --        --        28        15        15        63        11        10
     $ 11.17   $  8.57   $ 10.32   $    --   $    --   $  9.05   $  6.82   $  9.75   $  9.74   $  7.59   $  9.76
        30.3%    (17.1%)     3.2%       --        --      32.8%    (30.1%)    (2.5%)    28.4%    (22.2%)    (2.4%)
         0.3%      0.5%       --                           0.2%      0.3%       --       0.7%      1.3%       --

     $ 1,449   $   334   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         131        39        --        --        --        --        --        --        --        --        --
     $ 11.09   $  8.51   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
        30.3%    (14.9%)      --        --        --        --        --        --        --        --        --
         0.9%       --        --                            --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                       FIDELITY(R) VIP            FIDELITY(R) VIP             FIDELITY(R) VIP
                                                      INVESTMENT GRADE               MID CAP--                  OVERSEAS--
                                                     BOND--INITIAL CLASS           INITIAL CLASS               INITIAL CLASS
                                                     -------------------   ------------------------------   -------------------
                                                       2003       2002       2003       2002       2001       2003       2002
                                                     --------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Variable Accumulation Unit Value...................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Investment Income Ratio............................       --         --         --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Variable Accumulation Unit Value...................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Investment Income Ratio............................       --         --         --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $    89    $    51    $   632    $   393    $   344    $   509    $     1
Units Outstanding..................................        8          5         49         42         33         45         --
Variable Accumulation Unit Value...................  $ 10.70    $ 10.17    $ 12.89    $  9.30    $ 10.31    $ 11.29    $  7.88
Total Return.......................................      5.2%       1.7%      38.6%      (9.8%)      3.1%      43.4%     (21.2%)
Investment Income Ratio............................      4.1%        --        0.4%       0.8%        --        0.1%        --

GROUP 4 POLICIES
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Variable Accumulation Unit Value...................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Investment Income Ratio............................       --         --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


         JANUS ASPEN SERIES
          MID CAP GROWTH--                  JANUS ASPEN SERIES BALANCED--
        INSTITUTIONAL SHARES                    INSTITUTIONAL SHARES
     ---------------------------   -----------------------------------------------
      2003      2002      2001      2003      2002      2001      2000      1999
     -----------------------------------------------------------------------------
     $    --   $    --   $    --   $43,234   $36,821   $35,709   $31,845   $22,549
          --        --        --     2,165     2,089     1,882     1,589     1,092
     $    --   $    --   $    --   $ 19.97   $ 17.63   $ 18.98   $ 20.04   $ 20.66
          --        --        --      13.3%     (7.1%)    (5.3%)    (3.0%)    25.9%
          --        --        --       2.3%      2.5%      2.7%

     $    --   $    --   $    --   $47,916   $36,285   $26,919   $12,464   $   887
          --        --        --     4,251     3,653     2,523     1,108        77
     $    --   $    --   $    --   $ 11.27   $  9.93   $ 10.67   $ 11.25   $ 11.57
          --        --        --      13.5%     (6.9%)    (5.2%)    (2.8%)    15.7%
          --        --        --       2.3%      2.7%      3.1%

     $    27   $     2   $     1   $   246   $   110   $    86   $    --   $    --
           3        --        --        23        12         9        --        --
     $ 10.41   $  7.70   $ 10.69   $ 10.72   $  9.40   $ 10.04   $    --   $    --
        35.1%    (27.9%)     6.9%     14.0%     (6.3%)     0.4%       --        --
          --        --        --       2.5%      2.4%      4.2%

     $    --   $    --   $    --   $ 3,422   $ 1,084   $    --   $    --   $    --
          --        --        --       317       114        --        --        --
     $    --   $    --   $    --   $ 10.80   $  9.47   $    --   $    --   $    --
          --        --        --      14.0%     (5.3%)      --        --        --
          --        --        --       2.6%      4.4%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                   JANUS ASPEN SERIES
                                                                   WORLDWIDE GROWTH--
                                                                  INSTITUTIONAL SHARES
                                                     -----------------------------------------------
                                                      2003      2002      2001      2000      1999
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $51,897   $41,366   $52,870   $60,953   $52,432
Units Outstanding..................................    3,386     3,323     3,142     2,790     2,010
Variable Accumulation Unit Value...................  $ 15.33   $ 12.45   $ 16.82   $ 21.84   $ 26.09
Total Return.......................................     23.1%    (25.9%)   (23.0%)   (16.3%)    63.4%
Investment Income Ratio............................      1.1%      0.9%      0.5%

GROUP 2 POLICIES(b)
Net Assets.........................................  $40,827   $27,454   $25,080   $14,062   $   629
Units Outstanding..................................    4,887     4,055     2,746     1,188        45
Variable Accumulation Unit Value...................  $  8.35   $  6.77   $  9.13   $ 11.84   $ 14.11
Total Return.......................................     23.4%    (25.7%)   (22.9%)   (16.1%)    41.1%
Investment Income Ratio............................      1.1%      1.0%      0.6%

GROUP 3 POLICIES
Net Assets.........................................  $   185   $   136   $   104   $    --   $    --
Units Outstanding..................................       20        18        10        --        --
Variable Accumulation Unit Value...................  $  9.46   $  7.63   $ 10.24   $    --   $    --
Total Return.......................................     24.0%    (25.4%)     2.4%       --        --
Investment Income Ratio............................      1.0%      1.1%      1.0%

GROUP 4 POLICIES
Net Assets.........................................  $ 1,530   $   418   $    --   $    --   $    --
Units Outstanding..................................      151        51        --        --        --
Variable Accumulation Unit Value...................  $ 10.15   $  8.19   $    --   $    --   $    --
Total Return.......................................     24.0%    (18.1%)      --        --        --
Investment Income Ratio............................      1.1%      1.8%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                     MFS(R)
                                       NEW           MFS(R)
                                    DISCOVERY       UTILITIES
         MFS(R) INVESTORS           SERIES--        SERIES--         NEUBERGER BERMAN AMT
    TRUST SERIES--INITIAL CLASS   INITIAL CLASS   INITIAL CLASS         MID-CAP GROWTH
    ---------------------------   -------------   -------------   ---------------------------
     2003      2002      2001         2003            2003         2003      2002      2001
    -----------------------------------------------------------------------------------------
    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
         --        --        --           --              --           --        --        --


    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --

         --        --        --           --              --           --        --        --

    $    54   $    46   $    61      $    22         $     5      $    39   $    10   $     4
          6         6         6            2              --            4         1        --
    $  9.63   $  7.88   $  9.97      $ 10.54         $ 12.87      $ 10.42   $  8.14   $ 11.52
       22.1%    (21.0%)    (0.3%)        5.4%           28.7%        28.1%    (29.3%)    15.2%
        0.7%      0.5%       --           --             2.2%          --        --        --


    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
    $    --   $    --   $    --      $    --         $    --      $    --   $    --   $    --
         --        --        --           --              --           --        --        --
         --        --        --           --              --           --        --        --


                      T. ROWE PRICE
                 EQUITY INCOME PORTFOLIO
     -----------------------------------------------
      2003      2002      2001      2000      1999
     -----------------------------------------------
     $ 6,156   $ 3,525   $ 2,013   $    51   $    --
         516       368       182         5        --
     $ 11.92   $  9.57   $ 11.09   $ 11.01   $    --
        24.6%    (13.7%)     0.7%     10.1%       --
         1.8%      1.8%      1.8%

     $12,402   $ 6,921   $ 3,893   $   713   $    85
       1,029       717       349        64         9
     $ 12.05   $  9.65   $ 11.16   $ 11.06   $  9.83
        24.9%    (13.5%)     0.9%     12.5%     (1.7%)
         1.8%      1.8%      1.7%

     $   662   $   276   $   207   $    --   $    --
          61        32        21        --        --
     $ 10.85   $  8.65   $  9.96   $    --   $    --
        25.5%    (13.3%)    (0.4%)      --        --
         1.8%      1.8%      3.3%

     $ 1,764   $   298   $    --   $    --   $    --
         162        34        --        --        --
     $ 10.92   $  8.70   $    --   $    --   $    --
        25.5%    (13.0%)      --        --        --
         1.9%      2.7%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                                   VAN KAMPEN
                                                                   T. ROWE PRICE                                  UIF EMERGING
                                                                   LIMITED-TERM                 VAN ECK             MARKETS
                                                                       BOND                    WORLDWIDE             DEBT--
                                                                     PORTFOLIO                HARD ASSETS           CLASS I
                                                              -----------------------         -----------         ------------
                                                               2003            2002              2003                 2003
                                                              ----------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets..................................................  $    --         $    --           $    --             $    --
Units Outstanding...........................................       --              --                --                  --
Variable Accumulation Unit Value............................  $    --         $    --           $    --             $    --
Total Return................................................       --              --                --                  --
Investment Income Ratio.....................................       --              --                --                  --

GROUP 2 POLICIES(b)
Net Assets..................................................  $    --         $    --           $    --             $    --
Units Outstanding...........................................       --              --                --                  --
Variable Accumulation Unit Value............................  $    --         $    --           $    --             $    --
Total Return................................................       --              --                --                  --
Investment Income Ratio.....................................       --              --                --                  --

GROUP 3 POLICIES
Net Assets..................................................  $   269         $    86           $     4             $    20
Units Outstanding...........................................       26               8                --                   2
Variable Accumulation Unit Value............................  $ 10.52         $ 10.09           $ 11.38             $ 10.94
Total Return................................................      4.3%            0.9%             13.8%                9.4%
Investment Income Ratio.....................................      3.5%            4.3%               --                  --

GROUP 4 POLICIES
Net Assets..................................................  $    --         $    --           $    --             $    --
Units Outstanding...........................................       --              --                --                  --
Variable Accumulation Unit Value............................  $    --         $    --           $    --             $    --
Total Return................................................       --              --                --                  --
Investment Income Ratio.....................................       --              --                --                  --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                            Van Kampen
                         Van Kampen                          UIF U.S.
                            UIF                            Real Estate--
              Emerging Markets Equity--Class I                Class I
    ----------------------------------------------------   -------------
      2003       2002       2001       2000       1999         2003
    --------------------------------------------------------------------
    $  9,762   $  5,859   $  6,070   $  5,669   $  6,651     $     --
         888        792        742        644        456           --
    $  11.00   $   7.40   $   8.18   $   8.81   $  14.59     $     --
        48.6%      (9.5%)     (7.2%)    (39.6%)     94.3%          --
          --         --         --                                 --

    $  6,724   $  3,494   $  2,877   $  1,451   $     58     $     --
         595        461        344        161          4           --
    $  11.29   $   7.58   $   8.36   $   8.99   $  14.86     $     --
        48.9%      (9.4%)     (7.0%)    (39.5%)     48.6%          --
          --         --         --                                 --

    $      2   $      1   $     --   $     --   $     --     $      4
          --         --         --         --         --           --
    $  12.09   $   8.07   $     --   $     --   $     --     $  12.00
        49.7%     (19.3%)       --         --         --         20.0%
          --         --         --                                 --

    $    371   $     74   $     --   $     --   $     --     $     --
          30          9         --         --         --           --
    $  12.42   $   8.30   $     --   $     --   $     --     $     --
        49.7%     (17.0%)       --         --         --           --
          --         --         --                                 --

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond (Initial Class), MainStay VP Capital Appreciation (Initial Class), MainStay VP Cash Management, MainStay VP Convertible (Initial Class), MainStay VP Equity Income (Initial Class), MainStay VP Government (Initial Class), MainStay VP Growth Equity (Initial Class), MainStay VP High Yield Corporate Bond (Initial Class), MainStay VP Indexed Equity (Initial Class), MainStay VP International Equity (Initial Class), MainStay VP Mid Cap Core (Initial Class), MainStay VP Mid Cap Growth (Initial Class), MainStay Small Cap Growth (Initial Class), MainStay VP Total Return (Initial Class), MainStay VP Value (Initial Class), MainStay VP American Century Income and Growth (Initial Class), MainStay VP Dreyfus Large Company Value (Initial Class), MainStay VP Eagle Asset Management Growth Equity (Initial Class), Alger American Leveraged All Cap (Class O Shares), Alger American Small Capitalization (Class O Shares), American Century VP Inflation Protection (Class II), American Century VP International (Class II), American Century VP Value (Class II), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Dreyfus VIF Developing Leaders (Initial Shares) (formerly known as Dreyfus VIF Small Cap Growth), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Fidelity(R) VIP Growth (Initial Class), Fidelity(R) VIP Index 500 (Initial Class), Fidelity(R) VIP Investment Grade Bond (Initial Class), Fidelity(R) VIP Mid Cap (Initial Class), Fidelity(R) VIP Overseas (Initial Class), Janus Aspen Series Mid Cap Growth (Institutional Shares) (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), MFS(R) Investors Trust Series (Initial Class), MFS(R) New Discovery Series (Initial Class), MFS(R) Research Series (Initial Class), MFS(R) Utilities Series (Initial Class), Neuberger Berman AMT Mid-Cap Growth, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Hard Assets, Van Eck Worldwide Absolute Return, Van Kampen UIF Emerging Markets Debt (Class I), Van Kampen UIF Emerging Markets Equity (Class
I) and Van Kampen UIF U.S. Real Estate (Class I) Investment Divisions (constituting the NYLIAC Variable Universal Life Separate Account-I) at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 18, 2004